UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08134

Investment Company Act File Number

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance High Yield Municipal Income Fund

Eaton Vance TABS Short-Term Municipal Bond Fund

Eaton Vance TABS Intermediate-Term Municipal Bond Fund

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund

Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund

Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund

Eaton Vance

High Yield Municipal Income Fund

October 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 100.4%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.9%
New York City Industrial Development Agency, NY, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$3,750	$3,746,775
New York City Industrial Development Agency, NY, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.75%, 10/1/36	7,380	7,325,535
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	567	170,156

		$11,242,466

Education — 4.5%
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/33	$200	$227,206
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/34	240	271,483
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/41	400	445,756
Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	1,570	1,667,214
Forest Grove, OR, (Pacific University), 5.25%, 5/1/34	2,055	2,242,971
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/46	4,000	4,455,920
New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 0.90%, 7/1/33(2)	2,000	2,000,000
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(3)	10,000	10,650,575
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,325	1,512,991
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/31	500	575,340
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/33	1,000	1,142,030
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/34	1,000	1,138,450
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,135,590
Romeoville, IL, (Lewis University), 5.00%, 10/1/27	1,000	1,142,750
Romeoville, IL, (Lewis University), 5.00%, 10/1/29	1,000	1,123,780
Romeoville, IL, (Lewis University), 5.00%, 10/1/30	1,000	1,139,060
Romeoville, IL, (Lewis University), 5.00%, 10/1/35	2,000	2,235,440
University of California, 5.00%, 5/15/38(3)	10,000	11,497,700
Westchester County Local Development Corp., NY, (Pace University), 5.00%, 5/1/34	8,135	9,024,481

		$53,628,737

Electric Utilities — 2.2%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$3,845	$4,198,317
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	730	789,605
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	7,500	7,754,925
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	1,520	1,606,610
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	210	227,791

1

Security	Principal Amount (000’s omitted)	Value
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	$9,775	$11,257,672
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	425	449,943

		$26,284,863

Escrowed/Prerefunded — 2.0%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$1,150	$1,273,085
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,290	1,435,060
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.375%, 7/15/43	700	780,619
Dawson Ridge Metropolitan District No. 1, CO, Escrowed to Maturity, 0.00%, 10/1/22	3,500	3,225,355
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	6,280	7,006,910
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	1,205	1,407,886
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 5.125%, 7/1/31	2,500	2,665,425
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	195	218,833
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	1,455	1,916,482
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	185	194,801
Walker Field Public Airport Authority, CO, Prerefunded to 12/1/17, 4.75%, 12/1/27	1,090	1,093,314
Washington Housing Finance Commission, (Wesley Homes), Prerefunded to 1/1/18, 6.20%, 1/1/36	2,500	2,521,050

		$23,738,820

General Obligations — 11.4%
Arlington County, VA, 5.00%, 8/15/28	$9,475	$11,913,012
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/36	5,000	5,677,900
California, 5.00%, 8/1/26	8,440	10,447,116
California, 5.00%, 12/1/31	5,000	5,895,450
California, 5.00%, 9/1/32	14,255	16,674,073
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/31	1,225	800,648
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/33	1,500	888,585
Dallas, TX, 5.00%, 2/15/28	2,000	2,332,540
Dallas, TX, 5.00%, 2/15/29	2,335	2,704,701
Dallas, TX, 5.00%, 2/15/30	1,075	1,242,883
Dallas, TX, 5.00%, 2/15/31	5,065	5,827,029
Dallas, TX, 5.00%, 2/15/34	1,500	1,684,530
Illinois, 5.00%, 11/1/29(4)	17,500	19,108,950
Illinois, 5.00%, 11/1/30	7,200	7,779,096
Illinois, 5.00%, 5/1/35	3,500	3,694,425
Illinois, 5.25%, 7/1/30	2,800	3,030,188
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/16/30	13,400	9,082,654
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(3)	6,480	6,713,912
Springfield School District No. 19, Lane County, OR, 0.00%, 6/15/39	5,500	2,532,310
Washington, Prerefunded to 2/1/2021, 5.25%, 2/1/36(3)	10,000	11,163,675
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/28	3,500	3,483,235
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/32	3,855	4,420,490

		$137,097,402

2

Security	Principal Amount (000’s omitted)	Value
Health Care – Miscellaneous — 0.0%(5)
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$420	$418,585

		$418,585

Hospital — 13.7%
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	$2,200	$2,466,772
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	277,845
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	550	604,747
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/44	500	547,490
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	1,000	1,115,230
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/29	1,000	1,115,580
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/32	2,000	2,199,840
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,308,699
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/31	1,500	1,663,185
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/32	1,500	1,654,470
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/34	1,625	1,725,198
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/29	1,675	1,844,158
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/44	7,000	7,453,530
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), 5.50%, 7/1/40	6,555	7,069,895
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	5,000	4,957,650
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/33	10,000	10,385,000
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/36	2,000	2,220,920
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.50%, 6/1/29	710	767,936
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 6.00%, 6/1/39	3,705	4,076,093
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37(4)	1,430	1,599,183
Johnson City Health & Educational Facilities Board, TN, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,591,828
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 4.25%, 11/15/41	3,940	4,009,502
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	800	915,648
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/29	2,000	2,324,640
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), (LOC: Barclays Bank PLC), 0.89%, 7/1/39(2)	8,055	8,055,000
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,943,859
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	3,050	3,196,156
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 4.00%, 7/1/34	2,000	2,101,520
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/47	10,000	10,176,300
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	10,325	11,547,067
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/39	3,500	3,938,655
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(3)	7,470	7,659,738
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(6)	1,000	1,106,760
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(6)	1,000	1,100,810
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(6)	3,900	4,273,425

3

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(6)	$1,000	$1,091,550
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/40(6)	2,300	2,477,100
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.125%, 12/1/29	3,190	3,362,388
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	2,000	2,110,760
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/31	6,250	6,949,188
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,228,456
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	3,248,490
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.75%, 12/1/32	4,050	4,452,854
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(3)	7,000	7,895,247
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	2,580	2,900,410
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,744,950

		$164,455,722

Housing — 1.6%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(6)	$4,000	$4,260,000
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/34	750	811,680
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	1,250	1,342,075
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/36	490	530,891
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/34	3,885	4,159,941
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/39	3,500	3,710,385
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/30	800	880,488
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/35	1,000	1,076,870
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(7)	860	713,800
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(7)	2,000	1,660,000

		$19,146,130

Industrial Development Revenue — 10.1%
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	$9,085	$9,510,087
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	1,180	1,359,950
Denver City and County, CO, (United Airlines), (AMT), 5.00%, 10/1/32	1,890	2,050,688
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(6)	7,175	7,215,180
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(6)	1,250	1,281,725
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	8,750	9,053,450

4

Security	Principal Amount (000’s omitted)	Value
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(6)	$1,880	$1,925,120
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,778,850
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(6)	1,985	1,982,598
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42(6)	8,875	8,877,840
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 5.25%, 11/1/42(6)	4,745	4,748,274
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,053,160
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	8,055	8,483,204
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(6)	500	512,690
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(6)	1,285	1,284,255
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	9,082,597
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	4,887,969
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	760	865,100
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,285	1,462,703
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	6,686,396
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(6)	5,500	4,854,575
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	920	1,178,529
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	13,732,976
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	5,136,200
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	4,230	4,647,924
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(6)	2,260	2,505,165

		$121,157,205

Insured-Escrowed/Prerefunded — 0.2%
Michigan Finance Authority, (Detroit), (AGC), Prerefunded to 4/1/18, 5.00%, 4/1/20	$2,163	$2,198,741

		$2,198,741

Insured-General Obligations — 1.9%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$480	$492,782
Atlantic City, NJ, (BAM), 5.00%, 3/1/32	650	749,372
Atlantic City, NJ, (BAM), 5.00%, 3/1/42	1,250	1,401,275
Detroit, MI, (AGC), 5.00%, 4/1/20	397	400,470
Irvington Township, NJ, (AGM), 5.00%, 7/15/32	1,000	1,127,050
Luzerne County, PA, (AGM), 5.00%, 11/15/29	5,000	5,720,850
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/31	3,175	3,494,151
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/32	1,215	1,332,138
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/33	1,405	1,533,895

5

Security	Principal Amount (000’s omitted)	Value
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 7/1/34	$2,810	$3,057,983
Oyster Bay, NY, (AGM), 4.00%, 8/1/31	3,160	3,365,021

		$22,674,987

Insured-Other Revenue — 2.1%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$12,700	$6,267,069
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/26	10,510	7,627,002
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/28	10,000	6,636,400
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 0.00%, 3/1/34	3,500	1,992,410
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	2,150	2,310,498

		$24,833,379

Insured-Special Tax Revenue — 1.6%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/25	$355	$271,309
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/26	1,635	1,192,013
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	14,500	17,546,305

		$19,009,627

Insured-Student Loan — 0.2%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$2,615	$2,729,746

		$2,729,746

Insured-Transportation — 4.2%
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	$1,500	$1,710,330
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	650	739,109
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	1,355	1,545,093
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	15,000	6,742,800
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	8,485,600
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	2,753,445
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	1,797,818
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 7/1/42	1,805	2,004,290
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	3,000	3,115,500
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	10,000	12,546,900
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/27	1,150	1,340,566
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/28	1,600	1,854,288
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	6,442,800

		$51,078,539

Insured-Water and Sewer — 0.6%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$2,155	$1,483,071
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/28	3,965	2,532,802
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	3,035	1,811,986
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	2,580	1,435,332

		$7,263,191

Lease Revenue/Certificates of Participation — 1.7%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/29(3)	$10,875	$12,660,059

6

Security	Principal Amount (000’s omitted)	Value
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$5,000	$5,273,700
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	990	1,128,501
Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,490	1,706,214

		$20,768,474

Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$705	$709,505

		$709,505

Other Revenue — 5.2%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/31	$500	$579,150
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/32	500	576,120
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/33	600	688,764
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/34	500	569,695
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/32	250	146,672
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/33	3,300	1,847,076
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/46	8,950	2,823,546
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/31	650	688,155
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	875	908,644
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	6,250	1,562,500
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(3)	10,000	11,561,100
Non-Profit Preferred Funding Trust I, Various States, Series D, 5.17%, 9/15/37(6)	14,000	12,781,860
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	15,105	18,476,285
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	2,089,710
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(6)	6,835	6,872,798
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	733,572

		$62,905,647

Senior Living/Life Care — 7.5%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$1,350	$1,369,534
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	7,945	8,472,469
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,498,755
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/47	3,190	3,386,185
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/33	5,000	5,353,400
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	814,417
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(6)	1,000	1,027,970
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	635	635,648
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	575	620,684
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	415	461,227
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	655	742,554
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	581,438
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	531,072
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,793,224
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/37	1,000	1,037,460

7

Security	Principal Amount (000’s omitted)	Value
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	$1,000	$1,047,040
Lancaster County Hospital Authority, PA, (Brethren Village), 5.25%, 7/1/41	1,000	1,102,690
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,802,450
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(6)	1,085	1,085,195
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(6)	1,560	1,559,938
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.00%, 2/15/36	500	519,070
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30	750	797,303
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/42	1,500	1,557,390
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,150	1,224,347
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	2,500	2,652,825
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,770	1,901,741
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/40	500	541,450
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/46	1,000	1,075,880
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,285	1,395,446
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,675	1,893,721
North Miami, FL, (Imperial Club), 7.00%, 1/1/42(8)	3,475	173,750
North Miami, FL, (Imperial Club), 7.625%, 1/1/41(8)	7,315	365,750
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	75	90,609
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	1,190	1,435,366
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	6,855	8,328,345
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(6)	770	810,410
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), 7.00%, 1/1/34	3,000	3,427,290
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/34	1,980	2,155,864
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	5,370	5,765,178
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	450	481,635
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	1,380	1,475,951
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,304,544
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,299,426
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/39	1,975	2,174,297
Warren County, OH, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	567,150
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/36(6)	1,500	1,554,315
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/46(6)	1,250	1,279,037
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 5.00%, 7/1/31(6)	1,910	2,005,748

8

Security	Principal Amount (000’s omitted)	Value
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 5.00%, 7/1/36(6)	$1,000	$1,036,210
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	2,380	2,572,899

		$89,786,297

Special Tax Revenue — 5.2%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$7,000	$7,729,330
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	5,007	5,006,699
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	2,000	2,182,040
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	684,732
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	4,810	5,030,105
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,639,872
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(8)	1,005	10
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	490	490,314
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	1,300	1,300,052
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/29	2,630	1,792,319
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/37(3)	10,000	11,660,600
Regional Transportation District, CO, Special Tax Revenue, 5.00%, 11/1/34	1,500	1,773,945
Regional Transportation District, CO, Special Tax Revenue, 5.00%, 11/1/36	4,710	5,541,409
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,680	2,679,893
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/31	1,500	1,653,855
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/33	1,000	1,097,610
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/34	450	492,898
South Village Community Development District, FL, 3.50%, 5/1/32	805	771,327
South Village Community Development District, FL, 3.625%, 5/1/35	500	474,750
South Village Community Development District, FL, 3.75%, 5/1/38	1,020	966,746
South Village Community Development District, FL, 4.875%, 5/1/35	500	508,175
South Village Community Development District, FL, 5.00%, 5/1/38	100	101,591
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	1,218	1,217,512
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	890	821,951
Sterling Hill Community Development District, FL, 5.50%, 5/1/37(8)	3,650	365,000
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,425	3,355,267

		$62,338,002

Student Loan — 1.5%
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/32	$5,480	$5,493,974
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/25	2,500	2,893,700
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/26	1,770	2,055,837
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/30	4,650	4,815,261
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	2,765	2,838,936

		$18,097,708

Transportation — 19.9%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/41	$2,000	$2,265,440
Central Texas Regional Mobility Authority, 5.00%, 1/1/35	1,100	1,244,760
Central Texas Regional Mobility Authority, 5.00%, 1/1/40	13,070	14,638,269
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	565	643,620

9

Security	Principal Amount (000’s omitted)	Value
Central Texas Regional Mobility Authority, Series 2016, 5.00%, 1/1/40	$2,375	$2,667,196
Chesapeake Bay Bridge and Tunnel Commission, VA, 5.00%, 7/1/46	4,000	4,492,600
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/35	2,500	2,877,150
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	5,000	5,719,150
Chicago, IL, (O’Hare International Airport), (AMT), 4.375%, 1/1/40	2,500	2,586,125
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	2,555	2,913,058
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	2,170	2,470,675
Colorado High Performance Transportation Enterprise, (C-470 Express Lanes), 5.00%, 12/31/47	1,900	2,077,859
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,792,275
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/42	5,255	5,806,617
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	8,095,430
Denver City and County, CO, Airport System Revenue, 1.725%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(9)	3,280	3,304,469
Eagle County Air Terminal Corp., CO, (AMT), 5.00%, 5/1/37	1,000	1,134,150
Eagle County Air Terminal Corp., CO, (AMT), 5.00%, 5/1/41	1,000	1,126,770
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,367,430
Illinois Toll Highway Authority, 5.00%, 1/1/40(3)	15,000	17,029,087
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	2,690	1,600,442
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/29	1,135	702,406
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/30	500	287,790
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/31	1,150	614,595
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/36	1,400	1,581,258
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/30	2,050	2,353,995
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/35	5,000	5,613,550
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,549,100
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/35	2,000	2,256,060
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/43	1,500	1,706,535
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	6,345	6,949,488
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/23	3,970	4,515,915
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	531,485
North East Texas Regional Mobility Authority, 5.00%, 1/1/41	5,250	5,848,185
North Texas Tollway Authority, Prerefunded to 1/1/18, 5.75%, 1/1/38	7,150	7,205,556
North Texas Tollway Authority, Prerefunded to 9/1/21, 5.50%, 9/1/41(3)	10,000	11,456,825
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,927,347
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	215	241,277
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	150	164,184
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	1,125	1,243,935
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(3)	12,080	12,771,067

10

Security	Principal Amount (000’s omitted)	Value
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(3)	$10,000	$10,589,950
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(3)	5,025	5,101,095
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(3)	9,990	10,156,433
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44	10,000	11,047,700
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/24	2,135	2,362,143
South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,499,120
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,685	4,181,627
Texas Private Activity Bond Surface Transportation Corp., (LBJ IH-635 Managed Lanes Project), 7.00%, 6/30/40	4,460	5,037,436
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	3,789,557
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	5,000	5,596,600
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	11,430	12,705,017

		$239,439,803

Water and Sewer — 2.1%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$3,185	$3,524,489
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	3,355	3,722,775
Detroit, MI, Water Supply System, 5.25%, 7/1/41	13,100	14,262,232
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	2,126,190
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	1,905	2,073,916

		$25,709,602

Total Tax-Exempt Municipal Securities — 100.4% (identified cost $1,153,997,388)		$1,206,713,178

Taxable Municipal Securities — 6.0%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(5)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$71	$21,270

		$21,270

Education — 0.1%
University of Oklahoma Health Sciences Center, 4.029%, 7/1/36	$1,000	$1,034,860

		$1,034,860

Electric Utilities — 0.7%
Vernon, CA, Electric System Revenue, 4.65%, 8/1/25	$7,500	$7,968,525

		$7,968,525

General Obligations — 2.6%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$6,267,424
Chicago, IL, 7.517%, 1/1/40(10)	9,825	11,405,744
Chicago, IL, 7.75%, 1/1/42	12,430	13,587,979

		$31,261,147

11

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$11,000	$11,515,130

		$11,515,130

Insured-General Obligations — 0.7%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$849	$849,457
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,679	7,678,282

		$8,527,739

Insured-Special Tax Revenue — 0.2%
Industry, CA, Sales Tax Revenue, (AGM), 4.625%, 1/1/34	$2,500	$2,609,050

		$2,609,050

Other Revenue — 0.0%(5)
Otero County, NM, Jail Project Revenue, 8.75%, 4/1/18	$185	$184,240

		$184,240

Transportation — 0.7%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(10)	$7,375	$8,493,197

		$8,493,197

Total Taxable Municipal Securities — 6.0% (identified cost $65,850,256)		$71,615,158

Corporate Bonds & Notes — 0.5%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.5%
Kaiser Foundation Hospitals, 3.15%, 5/1/27	$3,720	$3,755,726
NYU Hospitals Center, 4.368%, 7/1/47	2,085	2,213,686

Total Corporate Bonds & Notes — 0.5% (identified cost $5,890,238)		$5,969,412

Total Investments — 106.9% (identified cost $1,225,737,882)		$1,284,297,748

Other Assets, Less Liabilities — (6.9)%		$(82,649,910)

Net Assets — 100.0%		$1,201,647,838

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	19.2%
New York	14.7%
Illinois	12.4%
Others, representing less than 10% individually	60.6%

12

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2017, 11.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 3.9% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2017.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	When-issued security.

(5)	Amount is less than 0.05%.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2017, the aggregate value of these securities is $79,510,548 or 6.6% of the Fund’s net assets.

(7)	Security is in default and making only partial interest payments.

(8)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(9)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2017.

(10)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	175	Short	Dec-17	$(21,864,063)	$300,452
U.S. Long Treasury Bond	112	Short	Dec-17	(17,076,500)	319,165

					$619,617

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

At October 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

13

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $619,617.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$1,206,713,178	$—	$1,206,713,178
Taxable Municipal Securities	—	71,615,158	—	71,615,158
Corporate Bonds & Notes	—	5,969,412	—	5,969,412
Total Investments	$—	$1,284,297,748	$—	$1,284,297,748
Futures Contracts	$619,617	$—	$—	$619,617
Total	$619,617	$1,284,297,748	$—	$1,284,917,365

The Fund held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

14

Eaton Vance

TABS Short-Term Municipal Bond Fund

October 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 82.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.4%
Massachusetts Clean Water Trust, (Green Bonds), 5.00%, 2/1/25	$1,240	$1,515,032

		$1,515,032

Education — 5.0%
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/18	$14,425	$14,795,867
University of Texas, Prerefunded to 2/15/20, 5.00%, 8/15/23	4,775	5,187,417
University of Vermont and State Agricultural College, 5.00%, 10/1/23	415	490,198
University of Vermont and State Agricultural College, 5.00%, 10/1/24	480	576,662
University of Virginia, 2.00%, 8/1/21	175	179,335

		$21,229,479

Electric Utilities — 1.8%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.25%, 2/15/25	$120	$121,472
Southern California Public Power Authority, 5.00%, 7/1/20	5,005	5,143,188
Southern California Public Power Authority, 5.00%, 7/1/26	1,000	1,132,720
Southern California Public Power Authority, 5.00%, 7/1/27	1,000	1,132,330

		$7,529,710

Escrowed/Prerefunded — 2.6%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), Prerefunded to 2/15/18, 5.25%, 2/15/25	$1,880	$1,902,786
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/24	1,930	1,975,123
Fairfax County, VA, Prerefunded to 4/1/20, 4.00%, 4/1/23	500	532,835
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	220	233,992
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	280	297,808
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/43	1,935	621,425
New Jersey Turnpike Authority, Prerefunded to 1/1/19, 5.00%, 1/1/22	1,165	1,216,831
North Penn School District, PA, Prerefunded to 9/1/18, 5.00%, 3/1/21	3,010	3,107,765
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Escrowed to Maturity, 5.00%, 8/15/18	1,190	1,226,212

		$11,114,777

General Obligations — 39.4%
Barbers Hill Independent School District, TX, 4.00%, 2/15/23	$2,000	$2,074,100
Barbers Hill Independent School District, TX, 4.00%, 2/15/24	4,245	4,401,174
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/26	2,000	2,390,360
Beverly Hills Unified School District, CA, (Election of 2008), 5.00%, 8/1/26	200	252,502
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/25	6,295	7,275,761
Brown County, WI, 4.00%, 11/1/21	620	668,100
California, 1.567%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	7,500	7,580,700
Cary, NC, 5.00%, 6/1/18	195	199,514

1

Security	Principal Amount (000’s omitted)	Value
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	$155	$143,099
College Station, TX, 5.00%, 2/15/24	1,000	1,113,500
Dallas Independent School District, TX, (PSF Guaranteed), 5.50%, 2/15/18	240	243,072
Denton County, TX, Prerefunded to 7/15/20, 5.00%, 7/15/24	1,000	1,101,870
Eagle Mountain & Saginaw Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/20	155	150,335
El Dorado Union High School District, CA, 0.00%, 8/1/18	110	109,175
El Dorado Union High School District, CA, 0.00%, 8/1/21	45	42,470
Fairfax County, VA, 4.00%, 4/1/23	500	531,605
Florida Board of Education, 2.70%, 6/1/27	2,000	2,047,340
Florida Board of Education, 5.00%, 6/1/22	2,805	3,072,008
Forney Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/20	150	153,287
Forney Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/22	325	332,147
Forney Independent School District, TX, (PSF Guaranteed), 4.50%, 8/15/24	500	512,825
Frisco, TX, 4.00%, 2/15/19	155	160,702
Garland Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/18	300	300,486
Georgia, 5.00%, 7/1/25	5,000	6,152,550
Glasscock County Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/23	500	534,205
Guilford County, NC, Series 2010D, 5.00%, 8/1/19	10,190	10,870,182
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	525	491,358
Karnes City Independent School District, TX, (PSF Guaranteed), 3.50%, 8/15/22	485	494,002
Katy Independent School District, TX, (PSF Guaranteed), 1.38%, (67% of 1 mo. USD LIBOR + 0.55%), 8/15/19 (Put Date), 8/15/36(1)	6,810	6,838,534
Lake County Community College District No. 532, IL, 4.00%, 6/1/21	4,230	4,609,642
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	700	646,751
Leander Independent School District, TX, Series 2013B, 0.00%, 8/15/20	3,000	2,892,810
Maryland, 4.00%, 6/1/27	5,000	5,689,700
Maryland, 5.00%, 3/1/19	5,465	5,744,917
Massachusetts, 5.00%, 12/1/24	5,000	6,066,550
Mecklenburg County, NC, 5.00%, 12/1/19	7,605	8,213,324
Minnesota, 4.00%, 8/1/19	3,000	3,147,960
Minnesota, 5.00%, 8/1/18	90	92,659
Minnesota, 5.00%, 8/1/23	5,000	5,932,800
Montgomery County, MD, 4.00%, 11/1/25(2)	3,380	3,893,997
Montgomery County, MD, 5.00%, 11/1/26	5,000	6,073,150
Montgomery County, MD, 5.00%, 12/1/27	5,000	6,062,850
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/23	945	847,296
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/24	900	787,968
New Hanover County, NC, 5.00%, 12/1/18	430	448,628
Ohio, 5.00%, 3/15/27	5,000	5,935,500
Oregon, 5.00%, 8/1/26	6,950	8,634,263
Osseo Independent School District No. 279, MN, 4.00%, 2/1/20	450	459,644
Peralta Community College District, CA, 5.00%, 8/1/23	140	166,967
Plano Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	5,000	6,080,250
San Diego Community College District, CA, 0.00%, 8/1/18	285	282,546
Seattle, WA, 5.00%, 6/1/26	5,000	6,097,300
St. Tammany Parish Wide School District No. 12, LA, 4.00%, 3/1/22	300	329,739
Suffolk, VA, 4.00%, 8/1/18	500	511,095
Tennessee, 3.00%, 10/1/26	1,000	1,029,020
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,621,820
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	610	669,566
Vistancia Community Facilities District, AZ, 5.00%, 7/15/22	740	811,432
Vistancia Community Facilities District, AZ, 5.00%, 7/15/25	1,550	1,698,753

2

Security	Principal Amount (000’s omitted)	Value
Washington, 5.00%, 2/1/24	$3,390	$4,050,304
Washington Suburban Sanitary District, MD, (Consolidated Public Improvement), 5.00%, 6/1/20	5,000	5,307,100
West Valley-Mission Community College District, CA, 5.00%, 8/1/25	300	371,814
Whittier Union High School District, CA, 0.00%, 8/1/26	1,130	913,209

		$166,358,287

Health Care — 0.0%(3)
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/18	$85	$87,077

		$87,077

Hospital — 8.6%
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/18	$870	$903,739
Grand Traverse County Hospital Finance Authority, MI, (Munson Healthcare), 5.00%, 7/1/20	445	486,091
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/25	650	776,627
Indiana Finance Authority, (Indiana University Health), 5.00%, 3/1/19	5,000	5,241,100
Indiana Finance Authority, (Indiana University Health), 5.00%, 3/1/20	6,395	6,928,663
Indiana Finance Authority, (Jackson County Schneck Memorial Hospital), 5.00%, 2/15/18	1,250	1,263,637
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/22	475	476,591
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/22	1,950	2,142,796
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/18	785	813,048
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/19	575	616,216
St. Mary Hospital Authority, PA, (Catholic Health East), 5.00%, 11/15/22	5,000	5,489,000
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/19	1,250	1,338,612
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/18	365	370,209
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 5.00%, 8/15/18	1,695	1,745,630
Yavapai County Industrial Development Authority, AZ, (Northern Arizona Healthcare System), 5.00%, 10/1/18	2,185	2,263,682
Yavapai County Industrial Development Authority, AZ, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	3,887,331
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/19	400	424,332
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/20	1,130	1,231,847

		$36,399,151

Housing — 0.4%
Minnesota Housing Finance Agency, 2.35%, 7/1/21	$285	$295,348
Virginia Housing Development Authority, 1.90%, 10/1/18	1,000	1,008,330
Virginia Housing Development Authority, 2.05%, 7/1/18	230	231,424

		$1,535,102

Industrial Development Revenue — 0.2%
Ohio, 5.00%, 6/1/19	$800	$848,224

		$848,224

3

Security	Principal Amount (000’s omitted)	Value
Insured – Escrowed/Prerefunded — 0.8%
Cook County Community High School District No. 219, Niles Township, IL, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,130,920
Greenville, NC, Utilities Commission, (AGM), Prerefunded to 11/1/18, 5.00%, 11/1/22	1,060	1,101,319

		$3,232,239

Insured – General Obligations — 0.2%
Long Beach Community College District, CA, (Election of 2002), (NPFG), 0.00%, 5/1/23	$120	$108,446
Washington, (NPFG), 0.00%, 6/1/21	620	588,535

		$696,981

Insured – Hospital — 0.1%
Carbon County Hospital Authority, PA, (Gnaden Huetten Memorial Hospital), (AGM), 4.00%, 11/15/17	$535	$535,492

		$535,492

Lease Revenue/Certificates of Participation — 4.5%
California Public Works Board, 5.00%, 10/1/25	$7,500	$9,151,425
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/27	2,000	2,485,040
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/19	2,420	2,566,289
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/20	610	667,090
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/22	2,115	2,381,701
Orange County School Board, FL, 5.00%, 8/1/18	675	694,940
Orange County School Board, FL, 5.00%, 8/1/19	750	798,847
Volusia County School Board, FL, 5.00%, 8/1/21	325	367,052

		$19,112,384

Other Revenue — 2.7%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.305%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(1)	$6,500	$6,531,070
Kansas Development Finance Authority, 5.00%, 11/1/26	1,990	2,133,479
Michigan, Grant Anticipation Bonds, 5.00%, 3/15/24	2,500	2,962,800

		$11,627,349

Special Tax Revenue — 4.8%
New York Urban Development Corp., Personal Income Tax Revenue, Series 2015A, 5.00%, 3/15/24	$8,800	$10,545,832
New York Urban Development Corp., Personal Income Tax Revenue, Series 2017A, 5.00%, 3/15/24	5,000	5,991,950
Pima County Regional Transportation Authority, AZ, Transporation Excise Tax Revenue, 5.00%, 6/1/25(2)	750	915,443
Portland, OR, Gas Tax Revenue, 5.00%, 2/1/20	1,325	1,436,896
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,222,372

		$20,112,493

Transportation — 7.3%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.485%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	$10,000	$10,055,600
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,687,450
Florida Department of Transportation, Series 2013C, 5.00%, 7/1/22	2,500	2,897,575
New Jersey Turnpike Authority, 5.00%, 1/1/22	2,160	2,250,439
New York Thruway Authority, 5.00%, 1/1/28	1,000	1,133,820
North Texas Tollway Authority, 5.00%, 1/1/25(2)	2,500	2,887,400
North Texas Tollway Authority, 1.59%, (SIFMA + 0.67%), 1/1/38(1)	2,500	2,508,175
Wisconsin, Transportation Revenue, 5.00%, 7/1/27	5,000	6,247,250

		$30,667,709

4

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 3.7%
California Department of Water Resources, 5.00%, 12/1/24	$35	$35,833
California Department of Water Resources, (Central Valley Project), 1.14%, (SIFMA+ 0.22%), 12/1/20 (Put Date), 12/1/35(1)	4,000	4,001,520
Indiana Finance Authority, 5.00%, 2/1/23	1,000	1,084,450
Jasper Water Works and Sewer Board, Inc., AL, 5.00%, 6/1/22	600	667,608
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,101,590
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	175	186,523
Washington Suburban Sanitary District, MD, 4.00%, 6/1/25(2)	3,720	4,279,079
Washington Suburban Sanitary District, MD, 5.00%, 6/15/25(2)	3,365	4,137,335

		$15,493,938

Total Tax-Exempt Municipal Securities — 82.5% (identified cost $340,229,129)		$348,095,424

Taxable Municipal Securities — 9.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.1%
New York Environmental Facilities Corp., NY, 2.42%, 1/15/23(2)	$530	$529,375

		$529,375

Education — 2.5%
University of California, 2.889%, 5/15/25	$5,000	$5,016,350
University of Colorado, 2.569%, 6/1/23	2,700	2,680,398
Virginia College Building Authority, 2.50%, 2/1/22	2,500	2,511,750
Virginia Public School Authority, 4.167%, 8/1/18	225	229,383

		$10,437,881

General Obligations — 0.7%
Santa Clara County, CA, 2.50%, 8/1/23(2)	$1,340	$1,342,881
Santa Clara County, CA, 2.68%, 8/1/24(2)	1,460	1,465,314

		$2,808,195

Special Tax Revenue — 3.6%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 1.85%, 5/1/23	$2,000	$1,936,660
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2.53%, 5/1/23	2,000	2,006,160
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2.86%, 8/1/25	7,500	7,487,475
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.25%, 11/1/22	1,500	1,563,525
New York Urban Development Corp., Personal Income Tax Revenue, 3.20%, 3/15/22	955	988,120
Successor Agency to San Diego Redevelopment Agency, CA, 3.25%, 9/1/22	600	614,988
Successor Agency to San Diego Redevelopment Agency, CA, 3.375%, 9/1/23	450	462,870

		$15,059,798

Transportation — 2.0%
Port Authority of New York and New Jersey, 3.001%, 10/15/22	$1,025	$1,052,583
Port Authority of New York and New Jersey, 5.859%, 12/1/24	2,060	2,472,700
Port of Seattle, WA, 2.636%, 5/1/23	2,660	2,667,634
Port of Seattle, WA, 2.836%, 5/1/24	2,500	2,514,575

		$8,707,492

5

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 0.2%
Upper Occoquan Sewage Authority, VA, 2.75%, 7/1/25	$1,000	$1,001,450

		$1,001,450

Total Taxable Municipal Securities — 9.1% (identified cost $38,509,843)		$38,544,191

U.S. Treasury Obligations — 6.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 1.875%, 7/31/22	$5,000	$4,970,703
U.S. Treasury Note, 2.00%, 6/30/24	5,800	5,725,574
U.S. Treasury Note, 2.00%, 8/15/25	5,000	4,896,777
U.S. Treasury Note, 2.125%, 6/30/21	7,500	7,571,485
U.S. Treasury Note, 2.125%, 7/31/24	5,000	4,972,559

Total U.S. Treasury Obligations — 6.7% (identified cost $28,389,265)		$28,137,098

Total Investments — 98.3% (identified cost $407,128,237)		$414,776,713

Other Assets, Less Liabilities — 1.7%		$7,263,063

Net Assets — 100.0%		$422,039,776

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	14.1%
Maryland	10.5%
Texas	10.4%
Others, representing less than 10% individually	56.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2017, 1.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 0.5% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at October 31, 2017.

(2)	When-issued security.

(3)	Amount is less than 0.05%.

6

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

FGIC	-	Financial Guaranty Insurance Company

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open financial instruments at October 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$348,095,424	$—	$348,095,424
Taxable Municipal Securities	—	38,544,191	—	38,544,191
U.S. Treasury Obligations	—	28,137,098	—	28,137,098
Total Investments	$—	$414,776,713	$—	$414,776,713

The Fund held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

October 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 88.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.3%
Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$1,326,471
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 5.00%, 1/1/22	120	129,709
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.14%, (SIFMA + 0.22%), 12/1/20(1)	5,000	5,004,800

		$6,460,980

Education — 2.5%
Connecticut Health and Educational Facilities Authority, (Yale University), 1.65% to 2/3/20 (Put Date), 7/1/29	$5,000	$5,038,700
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/31	300	350,637
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/26	300	363,105
Nevada System of Higher Education, 5.00%, 7/1/23	500	588,135
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	590	665,620
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/34	1,170	1,419,702
New Jersey Educational Facilities Authority, (Princeton University), Series A, 5.00%, 7/1/26	800	979,272
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/27	230	262,483
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,433,376
Southmont School Building Corp., IN, 5.00%, 7/15/28	565	675,836
University of Colorado, Enterprise Revenue, 5.00%, 6/1/18	500	511,545

		$12,288,411

Electric Utilities — 3.8%
Municipal Electric Authority of Georgia, (Combined Cycle Project), 5.00%, 11/1/20	$1,000	$1,102,820
Nebraska Public Power District, 5.00%, 1/1/21	1,405	1,566,533
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,731,050
Omaha Public Power District, NE, Prerefunded to 2/1/22, 5.00%, 2/1/29	810	930,900
Snohomish County Public Utility District No. 1, WA, 5.00%, 12/1/18	1,680	1,749,804
Southern California Public Power Authority, (Southern Transmission Project), 5.00%, 7/1/23	100	104,461
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	3,000	3,499,410
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	3,475	4,025,753
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	3,325	3,832,794

		$18,543,525

Escrowed/Prerefunded — 4.2%
Forsan Independent School District, TX, (PSF Guaranteed), Prerefunded to 2/15/18, 5.00%, 2/15/31	$1,460	$1,476,878
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	440	467,984
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	560	595,616

1

Security	Principal Amount (000’s omitted)	Value
Huntsville Electric System Revenue, AL, Prerefunded to 12/1/21, 5.00%, 12/1/24	$170	$194,407
Las Vegas Valley Water District, NV, Prerefunded to 2/1/18, 5.00%, 2/1/27	900	908,874
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/43	5,000	1,605,750
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.00%, 11/15/28	3,500	4,003,125
Nixa Public Schools, MO, (Refunding & Improvement - Direct Deposit Program), Prerefunded to 3/1/20, 5.00%, 3/1/31	505	548,723
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/34	1,765	1,871,977
North Carolina, Grant Anticipation Revenue, Prerefunded to 3/1/19, 5.25%, 3/1/20	1,350	1,423,777
Southern California Public Power Authority, (Southern Transmission Project), Prerefunded to 1/1/19, 5.00%, 7/1/23	900	941,976
Tatum Independent School District, TX, (PSF Guaranteed), Prerefunded to 2/15/19, 5.00%, 2/15/30	515	540,910
University of Colorado, Enterprise Revenue, Prerefunded to 6/1/21, 5.00%, 6/1/26	315	356,233
Wisconsin Department of Transportation, Prerefunded to 7/1/19, 5.00%, 7/1/23	2,000	2,127,200
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	2,885	3,364,112

		$20,427,542

General Obligations — 35.5%
Acalanes Union High School District, CA, (Election of 2008), 0.00%, 8/1/29	$2,300	$1,664,050
Adams 12 Five Star Schools, CO, 5.00%, 12/15/28	5,000	6,118,600
Adams 12 Five Star Schools, CO, 5.00%, 12/15/30	5,000	6,049,850
Addison, TX, 5.00%, 2/15/24	160	185,178
Anchorage, AK, 5.00%, 9/1/28	1,835	2,218,827
Anchorage, AK, Series D, 5.00%, 9/1/27	515	626,873
Arkansas, 4.00%, 6/1/28	500	556,145
Arlington County, VA, 2.75%, 8/15/31	5,200	5,199,896
Auburn, AL, 5.00%, 12/1/28	135	160,678
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/35	5,000	5,687,000
Belton School District No. 124, MO, 5.50%, 3/1/34	500	619,895
Bethel, CT, 4.00%, 11/15/28	300	331,182
Bloomfield, CT, 4.00%, 10/15/20	90	97,261
Buffalo County, NE, 4.00%, 12/15/31	360	388,170
Butler County Unified School District No. 385, KS, 5.00%, 9/1/34	5,000	5,929,950
California, (70% of 1 mo. USD LIBOR + 0.70%), 1.567%, 12/1/20 (Put Date), 12/1/28(1)	6,500	6,569,940
California, 5.00%, 8/1/25	10,000	12,223,200
California, 5.00%, 8/1/26	5,000	6,189,050
Campbell Union High School District, CA, (Election of 2016), 5.00%, 8/1/26	450	566,051
Campbell Union High School District, CA, (Election of 2016), 5.00%, 8/1/27	500	629,415
Cleveland Municipal School District, OH, 5.00%, 12/1/23	1,695	2,000,490
Cleveland Municipal School District, OH, 5.00%, 12/1/32	5,000	5,742,700
Columbus City School District, OH, 5.00%, 12/1/27	1,000	1,196,400
Decatur, IL, 5.00%, 3/1/23	1,030	1,172,614
Douglas County, NE, 3.75%, 12/15/27	1,000	1,071,800
Dublin, OH, 4.00%, 12/1/28	750	854,790
Dublin, OH, 4.00%, 12/1/31	505	564,807
DuPage and Cook Counties Community Consolidated School District No. 181, IL, 4.00%, 1/15/29	1,000	1,116,500
Edgewood City School District, OH, 5.25%, 12/1/33	4,500	5,263,380
Florida Board of Education, 2.70%, 6/1/27	2,760	2,825,329

2

Security	Principal Amount (000’s omitted)	Value
Florida Board of Education, 5.00%, 6/1/25	$9,500	$10,693,770
Florida, (Department of Transportation), 4.00%, 7/1/32	1,500	1,656,780
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	814,130
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	2,610	2,043,473
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	3,435,062
Grand Prairie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/22	2,180	2,387,427
Greensboro, NC, 5.00%, 2/1/28	1,790	2,202,774
Groton, CT, 4.00%, 7/15/19	50	52,413
Hempfield School District, PA, 5.00%, 10/15/27	1,000	1,086,240
Homewood, AL, 5.00%, 9/1/32	1,190	1,408,853
Houston Community College System, TX, 5.25%, 2/15/25	1,000	1,124,580
Houston Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	2,000	2,397,140
Karnes City Independent School District, TX, (PSF Guaranteed), 3.50%, 8/15/21	905	922,014
Kauai County, HI, 5.00%, 8/1/30(2)	175	214,099
Kauai County, HI, 5.00%, 8/1/31(2)	150	182,496
Lakeland, FL, 5.00%, 10/1/31	1,860	2,171,494
Lakota Local School District, OH, (School Facilities Construction & Improvement), 5.00%, 12/1/28	1,120	1,306,872
Leander Independent School District, TX, 0.00%, 8/15/23	1,000	900,480
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/30	3,000	1,935,810
Leander Independent School District, TX, Series 2013B, 0.00%, 8/15/20	1,955	1,885,148
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	1,675	1,032,034
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/32	1,500	880,230
Loudoun County, VA, 2.75%, 12/1/31	1,000	993,050
Macomb County, MI, 4.00%, 5/1/24	1,000	1,129,090
Mecklenburg County, NC, 5.00%, 3/1/19	50	52,616
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	225	245,099
Minnesota, 5.00%, 8/1/23	5,000	5,932,800
Montgomery County, MD, 5.00%, 12/1/27	5,000	6,062,850
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	1,791,130
Neshaminy School District, PA, 4.00%, 11/1/26	850	944,613
New Braunfels Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/26	120	125,810
New York, 5.00%, 2/15/20	1,210	1,317,666
Nixa Public Schools, MO, (Refunding & Improvement - Direct Deposit Program), 5.00%, 3/1/31	495	534,288
North Charleston Sewer District, SC, 4.00%, 1/1/23	610	657,922
North Olmsted City School District, OH, 5.00%, 12/1/32	1,000	1,145,050
Northwest Local School District Board of Education, OH, 5.00%, 12/1/29	150	176,016
Onslow County, NC, 5.00%, 6/1/30	550	654,439
Oregon, 5.00%, 8/1/27	1,330	1,670,999
Oregon, 5.00%, 6/1/34	2,000	2,416,020
Owen J. Roberts School District, PA, 5.00%, 5/15/28	250	291,830
Prince William County, VA, 4.00%, 8/1/29	1,245	1,388,075
Revere Local School District, OH, 5.00%, 12/1/28	200	229,440
Richardson, TX, 5.00%, 2/15/20	50	54,331
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/33	2,735	1,472,962
San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	1,350	1,470,919
San Mateo-Foster City School District, CA, (Election of 2015), 4.00%, 8/1/32	150	162,998
South Texas Community College District, 5.00%, 8/15/23	1,560	1,838,741
Tennessee, 5.00%, 9/1/29	1,800	2,146,914
Texas, 5.00%, 4/1/21	3,000	3,372,660
Texas, (Texas Water Development Board), 2.00% to 8/1/19 (Put Date), 8/1/25	2,825	2,826,243
Vermont, 5.00%, 8/15/23	860	972,737

3

Security	Principal Amount (000’s omitted)	Value
Vista Unified School District, CA, 5.00%, 8/1/27	$1,280	$1,557,363
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/28	920	687,590
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/34	4,300	2,415,783
Wylie Independent School District, TX, (PSF Guaranteed), 6.50%, 8/15/26	1,100	1,413,423
Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,169,980

		$173,874,787

Hospital — 8.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 10/15/23	$700	$788,277
Allen County, OH, (Catholic Health Partners), 5.00%, 5/1/21	765	854,214
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/33	1,000	1,173,000
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	2,660	3,055,702
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/35	1,000	1,145,790
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/26	900	1,079,937
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/27	335	398,928
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	3,150	3,585,897
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,755,059
Maricopa County Industrial Development Authority, AZ, (Banner Health), 5.00% to 10/18/24 (Put Date), 1/1/48	5,000	5,924,600
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/18	1,000	1,021,280
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	800	944,680
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/26	1,450	1,623,724
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.25%, 7/1/29	1,000	1,066,530
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	601,685
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	1,000	1,104,570
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	240	276,790
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	215	251,103
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/27	770	900,769
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/24	50	57,257
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/33	2,055	2,360,702
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 2/1/25	390	467,403
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	1,000	1,172,110
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/24	520	609,565
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	696,672
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/20	1,500	1,655,715
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,137,730

		$39,709,689

Housing — 0.1%
Virginia Housing Development Authority, 2.45%, 7/1/19	$500	$510,015

		$510,015

4

Security	Principal Amount (000’s omitted)	Value
Insured – Escrowed/Prerefunded — 0.4%
Cook County Community High School District No. 219, Niles Township, IL, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,130,920
West Virginia, (NPFG), Prerefunded to 11/1/18, 5.20%, 11/1/26	25	26,519

		$2,157,439

Insured – General Obligations — 4.2%
Albertville, AL, (BAM), 4.00%, 6/1/27	$975	$1,051,947
Albertville, AL, (BAM), 4.00%, 6/1/29	1,540	1,648,324
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	3,535	1,889,882
Jefferson Union High School District, CA, (BAM), 0.00%, 8/1/32	1,000	592,250
Jefferson Union High School District, CA, (BAM), 0.00%, 8/1/33	1,500	846,090
Rockland County, NY, (Public Improvement), (AGM), 4.00%, 5/1/23	2,010	2,218,296
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/29	5,000	3,646,150
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/30	10,960	7,658,738
Sweetwater Union High School District, CA, (BAM), 5.00%, 8/1/23	760	903,169

		$20,454,846

Insured – Lease Revenue/Certificates of Participation — 0.1%
Clyde-Green Springs Exempted Village School District, OH, (BAM), 2.00%, 12/1/26	$375	$363,420

		$363,420

Insured – Special Tax Revenue — 0.3%
Successor Agency to the Rancho Cucamonga Redevelopment Agency, CA, (AGM), 5.00%, 9/1/23	$1,350	$1,596,267

		$1,596,267

Insured – Water and Sewer — 0.5%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$2,000	$2,235,140

		$2,235,140

Lease Revenue/Certificates of Participation — 2.3%
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/27	$1,500	$1,804,665
Cincinnati City School District, OH, 5.00%, 12/15/29	1,505	1,753,220
Costa Mesa Financing Authority, CA, 5.00%, 10/1/34	400	477,624
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/25	250	301,147
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/29	170	202,013
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/20	650	706,121
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/22	750	858,975
Monmouth County Improvement Authority, NJ, (Brookdale Community College), 5.00%, 8/1/30	210	251,170
Orange County School Board, FL, 5.00%, 8/1/18	500	514,770
Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/32	855	1,006,515
South Dakota Building Authority, 5.00%, 6/1/26	1,000	1,178,700
South Dakota Building Authority, 5.00%, 6/1/27	500	585,325
South Dakota Building Authority, 5.00%, 6/1/32	1,500	1,737,060

		$11,377,305

5

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 1.0%
Bergen County Improvement Authority, NJ, (East Rutherford Refunding Project), 5.00%, 12/15/25	$260	$319,277
Camden County Improvement Authority, NJ, 5.00%, 1/15/25	425	511,700
Massachusetts Development Finance Agency, 5.00%, 5/1/32	1,000	1,139,500
Michigan, Grant Anticipation Bonds, 5.00%, 3/15/24	2,500	2,962,800

		$4,933,277

Public Power/Electric Utilities — 0.2%
Concord, NC, Limited Obligation Bonds, 5.00%, 6/1/26	$990	$1,179,664

		$1,179,664

Senior Living/Life Care — 0.7%
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/29	$660	$761,158
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.215%, (70% of 1 mo. USD LIBOR + 1.35%), 5/1/21 (Put Date), 5/1/36(1)	2,500	2,516,825

		$3,277,983

Special Tax Revenue — 5.8%
Akron, OH, Income Tax Revenue, 5.00%, 12/1/28	$1,330	$1,608,662
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/26	850	1,007,063
Glendale, AZ, Excise Tax Revenue, 5.00%, 7/1/27	3,000	3,686,520
Marana, AZ, Excise Tax Revenue, 4.00%, 7/1/20	765	818,481
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/33	2,000	2,309,540
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/31	3,220	3,738,742
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/34	1,400	1,672,580
New York Urban Development Corp., Personal Income Tax Revenue, Series 2015A, 5.00%, 3/15/24	5,000	5,991,950
San Francisco County Transportation Authority, CA, Sales Tax Revenue, 3.00%, 2/1/30(2)	2,000	2,027,440
San Francisco County Transportation Authority, CA, Sales Tax Revenue, 3.00%, 2/1/31(2)	3,300	3,318,513
Southlake Parks Development Corp., TX, 3.00%, 2/15/21	1,340	1,411,261
Thornton Development Authority, CO, 5.00%, 12/1/24	300	356,523
Thornton Development Authority, CO, 5.00%, 12/1/25	160	187,506

		$28,134,781

Transportation — 10.7%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	$5,000	$5,989,000
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,000	1,151,680
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,143,270
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/33	3,750	4,497,975
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/34	3,950	4,709,664
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/37	1,500	1,775,190
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/18	1,000	1,038,370
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,687,450
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	4,000	4,721,360
Delaware River and Bay Authority, 5.00%, 1/1/21	1,000	1,109,700
Florida Department of Transportation, 5.00%, 7/1/25	900	964,674
Florida Department of Transportation, 5.00%, 7/1/28	2,455	3,014,028
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,211,560
Illinois Toll Highway Authority, 5.00%, 1/1/32	1,000	1,161,900
Illinois Toll Highway Authority, 5.00%, 1/1/33	1,775	2,053,959
Louisiana Transportation Authority, 5.00%, 8/15/30	1,885	2,192,481
Louisiana Transportation Authority, 5.00%, 8/15/31	1,230	1,429,900

6

Security	Principal Amount (000’s omitted)	Value
Louisiana Transportation Authority, 5.00%, 8/15/32	$1,090	$1,262,634
Metropolitan Transportation Authority, NY, 5.00%, 11/15/32	1,000	1,152,510
Virginia Transportation Board, 5.00%, 3/15/20	2,500	2,722,475
Wisconsin, Transportation Revenue, 5.00%, 7/1/27	5,000	6,247,250

		$52,237,030

Water and Sewer — 7.1%
Chino Basin Desalter Authority, CA, 4.00%, 6/1/32	$1,000	$1,086,970
Durham, NC, Utility System Revenue, 4.00%, 8/1/35	1,350	1,466,127
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	3,870	4,722,367
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/24	300	359,787
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,191,130
Hamilton County, OH, Sewer System, 5.00%, 12/1/28	2,210	2,611,380
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	470	530,386
Montana, Water Pollution Control Revolving Fund, 5.00%, 7/15/28	240	264,043
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/29	3,900	4,213,443
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/30	1,000	1,097,140
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series DD, 5.00%, 6/15/35	5,500	6,425,265
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series EE, 5.00%, 6/15/35	1,155	1,330,976
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	50	52,346
Northeast Ohio Regional Sewer District, Prerefunded to 5/15/23, 5.00%, 11/15/38	1,000	1,181,770
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	1,000	1,095,200
Rogers, AR, Water Revenue, 2.75%, 11/1/23	40	41,758
Tallahassee, FL, Consolidated Utility Systems Revenue, 5.00%, 10/1/28	1,100	1,287,858
Tucson, AZ, Water System Revenue, 5.00%, 7/1/29	485	579,148
Union County, NC, Enterprise Systems Revenue, 5.00%, 6/1/29	250	298,495
Washington Suburban Sanitary District, MD, 5.00%, 6/15/27(2)	2,500	3,147,125
Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, 5.00%, 8/15/31	1,735	1,982,324

		$34,965,038

Total Tax-Exempt Municipal Securities — 88.8% (identified cost $413,779,187)		$434,727,139

Taxable Municipal Securities — 5.8%

Security	Principal Amount (000’s omitted)	Value
Education — 0.5%
Virginia College Building Authority, 2.50%, 2/1/22	$2,500	$2,511,750

		$2,511,750

Electric Utilities — 1.0%
Idaho Energy Resources Authority, (Bonneville Power Administration), 2.447%, 9/1/24	$5,000	$4,928,350

		$4,928,350

7

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 2.8%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2.53%, 5/1/23	$5,000	$5,015,400
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2.86%, 8/1/25	7,500	7,487,475
Successor Agency to San Diego Redevelopment Agency, CA, 3.625%, 9/1/25	625	647,244
Successor Agency to San Diego Redevelopment Agency, CA, 3.75%, 9/1/26	625	643,825

		$13,793,944

Transportation — 1.0%
Port of Seattle, WA, 2.636%, 5/1/23	$2,500	$2,507,175
Port of Seattle, WA, 2.836%, 5/1/24	2,500	2,514,575

		$5,021,750

Water and Sewer — 0.5%
Upper Occoquan Sewage Authority, VA, 2.75%, 7/1/25	$2,275	$2,278,299

		$2,278,299

Total Taxable Municipal Securities — 5.8% (identified cost $28,573,457)		$28,534,093

U.S. Treasury Obligations — 4.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 1.875%, 7/31/22	$11,405	$11,338,174
U.S. Treasury Note, 2.00%, 5/31/24	1,500	1,481,660
U.S. Treasury Note, 2.00%, 6/30/24	7,900	7,798,627
U.S. Treasury Note, 2.50%, 8/15/23	1,000	1,021,269

Total U.S. Treasury Obligations — 4.4% (identified cost $21,800,158)		$21,639,730

Total Investments — 99.0% (identified cost $464,152,802)		$484,900,962

Other Assets, Less Liabilities — 1.0%		$4,987,220

Net Assets — 100.0%		$489,888,182

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	14.7%
Others, representing less than 10% individually	79.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2017, 5.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 2.3% of total investments.

8

(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2017.

(2)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at October 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$434,727,139	$—	$434,727,139
Taxable Municipal Securities	—	28,534,093	—	28,534,093
U.S. Treasury Obligations	—	21,639,730	—	21,639,730
Total Investments	$—	$484,900,962	$—	$484,900,962

The Fund held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

October 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 87.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.5%
Carmel Local Public Improvement Bond Bank, IN, 5.00%, 6/1/23	$200	$234,180
North Dakota Public Finance Authority, 5.00%, 10/1/19	35	37,467
Oklahoma Water Resources Board, 5.00%, 4/1/19	25	26,357

		$298,004

Education — 5.3%
Cumberland County Municipal Authority, PA, (Dickinson College), 4.00%, 11/1/17	$30	$30,000
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/18	50	51,857
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/19	100	107,227
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/23	250	292,892
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/26	200	242,112
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	60	70,117
Red River Education Financing Corp., TX, (Texas Christian University), 4.00%, 3/15/18	145	146,582
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/19	145	152,623
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/22	165	188,806
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/25	120	144,917
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/26	150	183,611
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/18	200	207,370
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	294,812
UCF Stadium Corp., FL, 5.00%, 3/1/20	150	162,590
UCF Stadium Corp., FL, 5.00%, 3/1/21	150	167,094
UCF Stadium Corp., FL, 5.00%, 3/1/22	250	285,195
UCF Stadium Corp., FL, 5.00%, 3/1/23	250	291,035
West Clark 2000 School Building Corp., IN, 5.00%, 7/15/21	100	112,289
West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	115,607

		$3,246,736

Electric Utilities — 2.6%
North Carolina Municipal Power Agency Number 1, (Catawba), 4.00%, 1/1/18	$75	$75,355
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	175	194,663
San Antonio, TX, Electric and Gas Systems, 3.00% to 12/1/19 (Put Date), 12/1/45	225	232,261
San Antonio, TX, Electric and Gas Systems, 3.00% to 12/1/20 (Put Date), 12/1/45	250	261,245
Springfield, IL, Electric System Revenue, 5.00%, 3/1/19	250	261,140
Springfield, IL, Electric System Revenue, 5.00%, 3/1/20	50	53,993
Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	200	221,690
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	294,735

		$1,595,082

1

Security	Principal Amount (000’s omitted)	Value
General Obligations — 28.7%
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	$250	$284,320
California, 4.00%, 8/1/27	305	348,981
Campton Township, IL, 5.00%, 12/15/19	75	80,569
Campton Township, IL, 5.00%, 12/15/22	200	229,264
Campton Township, IL, 5.00%, 12/15/23	105	122,267
Cedar Hill Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	100	91,260
Columbus, OH, 4.00%, 8/15/27	500	571,370
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/18	75	75,427
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/20	100	105,433
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/21	250	268,595
Decatur City Board of Education, AL, 4.00%, 2/1/18	50	50,365
Decatur City Board of Education, AL, 5.00%, 2/1/24	50	58,735
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	59,404
Decatur, IL, 5.00%, 3/1/20	100	107,222
Douglas County, NE, 3.75%, 12/15/27	555	594,849
Dublin City School District, OH, 4.00%, 12/1/17	60	60,148
Eaton Community City School District, OH, 4.00%, 12/1/21	100	109,567
Eaton Community City School District, OH, 4.00%, 12/1/22	100	110,994
Elgin, IL, 4.00%, 12/15/18	275	283,596
Grand Blanc Community Schools, MI, 4.00%, 5/1/27	455	492,119
Grosse Pointe Public School System, MI, 5.00%, 5/1/22	500	570,680
Grosse Pointe Public School System, MI, 5.00%, 5/1/23	500	580,545
Harris County Improvement District No. 18, TX, 4.00%, 9/1/21	165	179,654
Johnson County Unified School District No. 233, KS, 4.00%, 9/1/22	250	278,642
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/20	250	275,472
Joshua Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/24	55	62,620
Karnes City Independent School District, TX, (PSF Guaranteed), 3.50%, 8/15/25	200	203,270
Kauai County, HI, 5.00%, 8/1/28(1)	150	185,864
Lake County Community College District No. 532, IL, 4.00%, 6/1/19	35	36,434
Lake County Community Consolidated School District No. 50, IL, 4.00%, 1/1/18	150	150,653
Lake County Community Consolidated School District No. 50, IL, 5.00%, 1/1/21	250	276,687
Lake County Forest Preserve District, IL, 3.00%, 12/15/19	55	56,913
Lake County Forest Preserve District, IL, 3.00%, 12/15/26	100	103,683
Lakeland, FL, 5.00%, 10/1/19	50	53,643
Lakeland, FL, 5.00%, 10/1/21	50	56,668
Lakeland, FL, 5.00%, 10/1/22	100	115,799
Lakeland, FL, 5.00%, 10/1/24	50	59,890
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	500	567,515
Little Rock School District, AR, 3.00%, 2/1/23	100	103,799
Little Rock School District, AR, 3.00%, 2/1/24	250	258,695
Little Rock School District, AR, 3.00%, 2/1/25	250	257,340
Macomb County, MI, 4.00%, 5/1/23	50	55,789
McLean County Public Building Commission, IL, 5.00%, 12/1/22	250	291,315
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/20	50	48,495
Mesquite Independent School District, TX, (PSF Guaranteed), Series 2015C, 0.00%, 8/15/18	50	49,621
Mesquite Independent School District, TX, (PSF Guaranteed), Series 2015C, 0.00%, 8/15/19	50	49,126
Mesquite Independent School District, TX, (PSF Guaranteed), Series 2017A, 0.00%, 8/15/18	255	253,067
Mesquite Independent School District, TX, (PSF Guaranteed), Series 2017A, 0.00%, 8/15/19	150	147,378

2

Security	Principal Amount (000’s omitted)	Value
Miami-Dade County School District, FL, 5.00%, 3/15/18	$150	$152,216
Miami-Dade County School District, FL, 5.00%, 3/15/19	150	157,928
Mobile, AL, 5.00%, 2/15/20	500	542,590
New York, NY, 1.57%, (SIFMA + 0.65%), 2/15/19(2)	100	100,188
New York, NY, 1.64%, (SIFMA + 0.70%), 2/15/20(2)	100	100,462
Novi Community School District, MI, 5.00%, 5/1/19	250	264,515
Novi Community School District, MI, 5.00%, 5/1/20	250	272,462
Novi Community School District, MI, 5.00%, 5/1/21	250	280,522
Oak Ridge, TN, 3.00%, 6/1/28(1)	350	361,004
Palisades School District, PA, 4.00%, 9/1/18	30	30,737
Pendergast Elementary School District No. 92, AZ, 3.00%, 7/1/21	50	52,536
Pleasant Prairie, WI, 2.00%, 9/1/23	250	250,733
Port Arthur Independent School District, TX, 5.00%, 2/15/22	250	284,290
Revere Local School District, OH, 5.00%, 12/1/27	200	229,726
Schaumburg, IL, 4.00%, 12/1/19	40	42,243
Schertz-Cibolo-Universal City Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/26	250	280,000
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/24	305	347,267
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/25	120	136,686
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/26	115	130,666
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/27	170	192,760
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/28	200	226,400
Somerset County, NJ, 2.00%, 7/15/19	150	152,219
South Carolina, 2.00%, 4/1/24	250	251,057
Spring Independent School District, TX, 5.00%, 8/15/26	535	654,064
Spring Independent School District, TX, 5.00%, 8/15/27	500	608,600
Toms River, NJ, 4.00%, 12/1/20	100	107,906
Toms River, NJ, 4.00%, 12/1/21	200	219,468
Toms River, NJ, 4.00%, 12/1/22	325	360,896
Vistancia Community Facilities District, AZ, 4.00%, 7/15/18	30	30,596
Vistancia Community Facilities District, AZ, 5.00%, 7/15/19	30	31,873
Vistancia Community Facilities District, AZ, 5.00%, 7/15/20	30	32,980
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	65	71,347
Vistancia Community Facilities District, AZ, 5.00%, 7/15/26	35	38,369
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	400	364,612
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	135	119,989
Weehawken Township Board of Education, NJ, 3.00%, 7/15/24	250	267,062
Weehawken Township Board of Education, NJ, 3.00%, 7/15/25	250	266,837
Will County, IL, 4.00%, 11/15/19	30	31,616
Winnebago County, IL, 5.00%, 12/30/20	100	110,699

		$17,589,863

Hospital — 6.4%
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/23	$100	$116,322
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/24	100	117,854
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/25	100	118,977
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/28	250	296,950
Colorado Health Facilities Authority, (Parkview Medical Center), 3.00%, 9/1/21	100	104,651
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/22	30	32,713
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	25	28,084
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/23	25	28,813
Geisinger Authority, PA, (Geisinger Health System), 5.00%, 2/15/27	300	365,748

3

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 3.00%, 7/1/18	$100	$101,313
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 4.00%, 7/1/19	25	26,150
Monroeville Finance Authority, PA, (UPMC), 5.00%, 2/15/21	50	55,794
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	250	297,977
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/23	60	69,198
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/24	85	99,421
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/25	30	35,361
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/26	85	101,203
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/28	250	292,762
Ohio, (Cleveland Clinic Health System), Series 2009B, 5.00%, 1/1/18	40	40,256
Ohio, (Cleveland Clinic Health System), Series 2011A, 5.00%, 1/1/18	25	25,160
Oregon Facilities Authority, (Legacy Health), 4.125%, 5/1/19	30	31,257
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	35	41,024
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 4.00%, 11/1/17	50	50,000
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/24	65	78,003
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	42,523
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/18	180	184,217
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/19	100	104,263
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/20	235	255,884
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	150	166,737
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	200	225,750
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 4.00%, 12/1/19	200	210,454
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/21	150	169,570

		$3,914,389

Housing — 0.3%
Virginia Housing Development Authority, 2.40%, 5/1/26	$200	$206,998

		$206,998

Insured-Education — 0.1%
Oil City Area School District, PA, (BAM), 4.00%, 11/15/18	$25	$25,761
Oil City Area School District, PA, (BAM), 5.00%, 11/15/19	25	26,847

		$52,608

Insured-Escrowed/Prerefunded — 0.2%
Glendale, AZ, Water and Sewer Revenue, (AGM), Prerefunded to 1/1/18, 5.00%, 7/1/21	$25	$25,164
Rhode Island Economic Development Corp., (Department of Transportation), (AGC), Escrowed to Maturity, 5.25%, 6/15/19	100	106,608

		$131,772

4

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 10.0%
Albertville, AL, (BAM), 4.00%, 6/1/27	$250	$269,730
Albertville, AL, (BAM), 4.00%, 6/1/28	250	267,922
Burlington, VT, (BAM), 2.00%, 11/1/19	200	202,752
Burlington, VT, (BAM), 2.00%, 11/1/20	200	202,980
Burlington, VT, (BAM), 2.00%, 11/1/21	100	101,621
Burlington, VT, (BAM), 5.00%, 11/1/23	100	117,617
Burlington, VT, (BAM), 5.00%, 11/1/24	100	119,282
Burlington, VT, (BAM), 5.00%, 11/1/25	100	120,187
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 5.25%, 7/1/23	50	59,159
Central Greene School District, PA, (BAM), 5.00%, 2/15/18	25	25,283
Central Greene School District, PA, (BAM), 5.00%, 2/15/19	200	209,746
Community College District No. 511, IL, (Rock Valley College), (AGM), 5.00%, 1/1/21	500	551,905
Community College District No. 511, IL, (Rock Valley College), (AGM), 5.00%, 1/1/22	500	564,325
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 2.00%, 9/1/21(1)	375	380,970
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.00%, 9/1/23(1)	375	396,172
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.00%, 9/1/24(1)	375	395,141
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.00%, 9/1/26(1)	375	386,936
Iredell County, NC, (AGM), 5.00%, 6/1/18	30	30,682
New Britain, CT, (BAM), 5.00%, 3/1/23	150	173,958
New Britain, CT, (BAM), 5.00%, 3/1/24	150	176,727
New Britain, CT, (BAM), 5.00%, 3/1/25	145	173,210
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	6,113
Peoria Unified School District No. 11, Maricopa County, AZ, (AGM), 5.00%, 7/1/24	85	101,712
Pine-Richland School District, PA, (AGM), 5.00%, 9/1/19	220	235,006
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/25	250	282,200
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/18	50	50,783
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/19	50	51,505
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/20	50	52,099
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/21	50	52,590
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/19	100	100,820
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/20	100	101,231
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/21	100	101,525
Tunkhannock Area School District, PA, (BAM), 2.00%, 1/15/23	100	100,789

		$6,162,678

Insured-Hospital — 0.5%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$250	$322,160

		$322,160

Insured-Lease Revenue/Certificates of Participation — 1.1%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/20	$250	$269,543
Highlands County School Board, FL, (BAM), 5.00%, 3/1/21	70	77,519
Highlands County School Board, FL, (BAM), 5.00%, 3/1/22	100	112,693
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	180	214,749

		$674,504

5

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 1.5%
Denton County Fresh Water Supply District No. 6, TX, Special Tax Revenue, (BAM), 4.00%, 2/15/18	$175	$176,367
Denton County Fresh Water Supply District No. 6, TX, Special Tax Revenue, (BAM), 4.00%, 2/15/19	175	180,686
Denton County Fresh Water Supply District No. 6, TX, Special Tax Revenue, (BAM), 4.00%, 2/15/25	240	262,999
Denton County Fresh Water Supply District No. 6, TX, Special Tax Revenue, (BAM), 4.00%, 2/15/26	200	217,362
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	50	60,213

		$897,627

Insured-Water and Sewer — 1.8%
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 2.00%, 9/1/18	$25	$25,163
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 3.00%, 9/1/22	25	26,417
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/18	150	152,160
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/20	150	155,492
Fort Bend County Municipal Utility District No. 35, TX, (AGM), 3.00%, 9/1/22	150	157,154
Jeffersonville, IN, Sewage Works Revenue, (BAM), 5.00%, 1/1/27	250	302,262
Jeffersonville, IN, Sewage Works Revenue, (BAM), 5.00%, 1/1/28	250	304,277

		$1,122,925

Lease Revenue/Certificates of Participation — 3.1%
Highlands County School Board, FL, 5.00%, 3/1/18	$50	$50,620
Highlands County School Board, FL, 5.00%, 3/1/19	150	157,050
Miami-Dade County School Board, FL, 5.00%, 2/1/20	200	216,286
Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	352,599
Miami-Dade County School Board, FL, 5.00%, 2/1/25	200	238,500
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/23	100	106,979
Ohio Department of Administrative Services, (State Taxation Accounting and Revenue System), 5.00%, 3/1/25	100	114,259
Palm Beach County School Board, FL, 5.00%, 8/1/21	125	141,419
South Dakota Building Authority, 5.00%, 6/1/25	85	102,919
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	150	157,507
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	260,662
Thompson School District No. R2-J, Larimer, Weld and Boulder Counties, CO, 5.00%, 12/1/19	25	26,866

		$1,925,666

Other Revenue — 4.9%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$100	$113,632
CIVICVentures, AK, (Anchorage Convention Center), 4.00%, 9/1/20	200	213,000
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	150	175,608
Myrtle Beach, SC, Limited Obligation Bonds, 4.00%, 6/1/19	210	219,311
Myrtle Beach, SC, Limited Obligation Bonds, 4.00%, 4/1/20	300	318,375
Myrtle Beach, SC, Limited Obligation Bonds, 5.00%, 4/1/25	235	280,136
Myrtle Beach, SC, Limited Obligation Bonds, 5.00%, 6/1/25	230	274,558
Sampson County, NC, Limited Obligation Bonds, 3.00%, 3/1/18	200	201,234
Sampson County, NC, Limited Obligation Bonds, 3.00%, 9/1/18	395	401,020
Sampson County, NC, Limited Obligation Bonds, 5.00%, 9/1/28	250	306,120
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/22	100	115,805

6

Security	Principal Amount (000’s omitted)	Value
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/23	$100	$117,804
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/24	100	120,008
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/25	100	121,136

		$2,977,747

Senior Living/Life Care — 2.3%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 4.00%, 10/1/19	$50	$52,417
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 4.00%, 10/1/20	50	53,373
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	50	56,911
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/24	60	69,917
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/25	60	70,429
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	50	55,979
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	115,206
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 4.00%, 12/1/23	55	59,820
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 5.00%, 12/1/24	100	115,358
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 5.00%, 12/1/26	25	28,991
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 3.00%, 11/1/19	50	51,500
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/23	75	86,967
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/26	50	57,803
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	55,086
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 4.00%, 1/1/19	100	102,591
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 4.00%, 1/1/20	100	104,473
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 3.00%, 9/15/18	30	30,382
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/19	100	104,138
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/21	50	53,512
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/23	25	26,709
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/24	50	52,782

		$1,404,344

Special Tax Revenue — 4.6%
Baltimore, MD, Special Tax Obligation, 4.00%, 6/15/18	$50	$50,792
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/18	200	208,132
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/21	200	226,502
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	175	205,681

7

Security	Principal Amount (000’s omitted)	Value
Ernest N. Morial-New Orleans Exhibition Hall Authority, LA, 5.00%, 7/15/20	$25	$27,392
Fort Smith, AR, Sales and Use Tax Revenue, 4.00%, 5/1/21	50	54,226
Garland, TX, Tax and Electric Utility System Revenue, 5.00%, 2/15/19	30	31,502
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/18	45	45,567
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/19	70	73,452
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/22	35	39,241
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	100	116,696
Port St. Lucie, FL, Public Service Tax Revenue, 5.00%, 9/1/27	250	294,335
Southlake Parks Development Corp., TX, 3.00%, 2/15/18	25	25,132
Thornton Development Authority, CO, 2.00%, 12/1/19	200	201,262
Thornton Development Authority, CO, 3.00%, 12/1/21	125	130,323
Thornton Development Authority, CO, 3.00%, 12/1/22	100	104,315
Thornton Development Authority, CO, 4.00%, 12/1/18	245	252,259
Thornton Development Authority, CO, 4.00%, 12/1/20	100	106,687
Thornton Development Authority, CO, 5.00%, 12/1/23	150	175,736
Thornton Development Authority, CO, 5.00%, 12/1/25	75	87,893
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/18	100	101,261
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/20	100	107,889
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/22	50	56,591
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/23	60	69,122

		$2,791,988

Transportation — 3.0%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/20	$45	$48,501
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/21	50	55,501
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	25	29,945
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/26	100	118,263
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/18	65	66,695
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/21	50	56,395
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	250	302,890
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/20	100	108,682
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/22	100	114,484
North Texas Tollway Authority, 5.00%, 1/1/26	200	235,262
Port of Everett, WA, 3.00%, 12/1/18	200	203,808
Port of Everett, WA, 4.00%, 12/1/20	200	215,372
Rhode Island Commerce Corp., 5.00%, 6/15/25	250	301,775

		$1,857,573

Water and Sewer — 10.1%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$66,393
Bakersfield, CA, Water Revenue, 1.75%, 9/15/22	375	371,355
Bakersfield, CA, Water Revenue, 1.875%, 9/15/23	375	370,770
Bakersfield, CA, Water Revenue, 2.125%, 9/15/24	210	209,131
Bakersfield, CA, Water Revenue, 2.25%, 9/15/25	275	273,619
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/24	500	596,310
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/25	160	192,883
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/26	500	609,050
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/27	500	609,050
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/21	50	56,120
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/24	100	118,833
Clear Lake City Water Authority, TX, 4.00%, 3/1/18	95	95,927
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/18	100	103,573
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/19	75	80,465

8

Security	Principal Amount (000’s omitted)	Value
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	$335	$402,945
Indianapolis, IN, Water System Revenue, 5.00%, 10/1/22	210	243,825
Indianapolis, IN, Water System Revenue, 5.00%, 10/1/25	100	121,611
Indianapolis, IN, Water System Revenue, 5.00%, 10/1/26	125	153,643
Miami-Dade County, FL, Water and Sewer System Revenue, 5.00%, 10/1/20	100	110,575
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/22	200	230,378
Texas Water Development Board, 5.00%, 10/15/28	250	302,232
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/24	130	146,741
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/25	185	207,257
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/26	220	244,882
Washington Suburban Sanitary District, MD, 5.00%, 6/1/21	250	282,820

		$6,200,388

Total Tax-Exempt Investments — 87.0% (identified cost $52,790,386)		$53,373,052

Short-Term Investments — 15.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.35%(3)	9,542,919	$9,543,873

Total Short-Term Investments (identified cost $9,544,020)		$9,543,873

Total Investments — 102.6% (identified cost $62,334,406)	$62,916,925

Other Assets, Less Liabilities — (2.6)%	$(1,576,670)

Net Assets — 100.0%	$61,340,255

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	20.1%
Others, representing less than 10% individually	66.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2017, 14.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 10.2% of total investments.

(1)	When-issued security.

(2)	Floating-rate security. The stated interest rate represents the rate in effect at October 31, 2017.

9

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2017 was $40,309.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open derivative instruments at October 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$53,373,052	$—	$53,373,052
Short-Term Investments	—	9,543,873	—	9,543,873
Total Investments	$—	$62,916,925	$—	$62,916,925

The Fund held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

October 31, 2017 (Unaudited)

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund), a diversified series of Eaton Vance Municipal Trust II, invests all of its investable assets in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At October 31, 2017, the value of the Fund’s investment in the Portfolio was $626,826,525 and the Fund owned 98.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

5-to-15 Year Laddered Municipal Bond Portfolio

October 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 93.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.0%(1)
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$53,088

		$53,088

Education — 3.9%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$588,255
Alabama Public School and College Authority, 5.00%, 5/1/24	500	599,390
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	235	279,161
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	241,092
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	688,616
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/30	150	165,464
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/31	260	283,670
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/32	250	271,268
Colorado State University, 4.00%, 3/1/33	2,000	2,185,160
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/28	400	468,164
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/29	1,000	1,163,880
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	867,427
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/31	250	287,935
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/22	650	754,130
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/23	430	497,110
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/23	235	274,330
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/24	450	528,656
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/24	385	456,044
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/25	540	647,422
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/26	555	669,180
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/26	500	605,910
Lawrence Township School Building Corp., IN, 4.00%, 1/15/28	565	628,094
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	1,105	1,326,000
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/23	300	349,959
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/24	250	295,368
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/28	715	792,470
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/29	400	438,128
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/30	225	244,062
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/31	300	323,391

Security	Principal Amount (000’s omitted)	Value
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/27	$625	$751,331
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/24	220	260,121
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	227,886
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	115,027
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	174,200
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	488,363
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/23	120	139,969
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	118,975
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/31	375	439,215
S.M. Educational Building Corp., MS, 5.00%, 9/1/25	250	303,500
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	906,915
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	897,802
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,186,780
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/22	520	594,599
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	290,918
Western Michigan University, 5.00%, 11/15/24	500	595,100

		$24,410,437

Electric Utilities — 2.3%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,183,790
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	500	594,735
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,179,460
Fayetteville Public Works Commission, NC, 5.00%, 3/1/25	1,000	1,218,820
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	288,998
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	118,834
Marquette Board of Light and Power, MI, 5.00%, 7/1/22	230	263,111
Marquette Board of Light and Power, MI, 5.00%, 7/1/23	450	521,937
Marquette Board of Light and Power, MI, 5.00%, 7/1/24	475	559,906
Marquette Board of Light and Power, MI, 5.00%, 7/1/25	345	410,367
Marquette Board of Light and Power, MI, 5.00%, 7/1/26	775	929,736
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	872,908
Minnesota Municipal Power Agency, 5.00%, 10/1/23	230	270,687
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	599,400
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	1,000	1,189,340
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	1,325	1,531,740
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	595,225
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	139,045
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	355,638
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	299,715
Springfield Electric System Revenue, IL, 5.00%, 3/1/22	500	565,465
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	291,617
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	289,623
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	288,180
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	294,517

		$14,852,794

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 0.1%
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	$500	$583,035

		$583,035

General Obligations — 31.6%
Adams 12 Five Star Schools, CO, 5.00%, 12/15/32	$2,500	$2,984,275
Addison, TX, 5.00%, 2/15/26	270	314,707
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/29	175	195,764
Anchorage, AK, 5.00%, 9/1/23	750	880,897
Anchorage, AK, 5.00%, 9/1/24	250	298,713
Anchorage, AK, 5.00%, 9/1/25	750	905,070
Anchorage, AK, 5.00%, 9/1/27	780	949,439
Anne Arundel County, MD, 5.00%, 10/1/26	1,325	1,627,643
Arkansas, 4.00%, 6/1/28	500	556,145
Avon, OH, 4.00%, 12/1/31	590	647,584
Bayfield School District No. 10 JT-R, CO, 5.00%, 12/1/32	1,250	1,477,925
Belding Area Schools, MI, 5.00%, 5/1/28	250	300,548
Belding Area Schools, MI, 5.00%, 5/1/30	250	296,948
Belton School District No. 124, MO, 5.50%, 3/1/32	500	626,490
Birmingham Public Schools, MI, 4.00%, 11/1/22	300	336,441
Birmingham Public Schools, MI, 4.00%, 11/1/23	1,325	1,506,154
Boston, MA, 4.00%, 4/1/30	1,500	1,702,485
Boston, MA, 4.00%, 4/1/31	1,500	1,689,015
Brookline, MA, 4.00%, 3/1/30	185	208,863
Bryant School District No. 25, AR, 3.00%, 2/1/23	1,005	1,053,069
Bryant School District No. 25, AR, 3.00%, 2/1/24	1,035	1,080,675
Bryant School District No. 25, AR, 3.00%, 2/1/25	1,065	1,103,670
Bryant School District No. 25, AR, 3.00%, 2/1/26	1,100	1,131,416
Burlington, VT, 5.00%, 11/1/22	450	518,058
Burlington, VT, 5.00%, 11/1/23	450	525,663
Burlington, VT, 5.00%, 11/1/24	400	474,264
Burlington, VT, 5.00%, 11/1/25	400	477,192
Burlington, VT, 5.00%, 11/1/26	250	301,195
Burlington, VT, 5.00%, 11/1/27	225	269,069
Burlington, VT, 5.00%, 11/1/28	370	439,197
California, 4.00%, 9/1/26	750	869,535
California, 4.00%, 9/1/27	240	274,702
California, 4.00%, 9/1/28	150	169,886
California, 4.00%, 9/1/31	400	440,600
California, 5.00%, 8/1/24	1,500	1,810,005
California, 5.00%, 8/1/26	2,010	2,447,155
California, 5.00%, 8/1/32	1,590	1,900,511
California, 5.25%, 9/1/23	500	574,570
Central Dauphin School District, PA, 5.00%, 2/1/29	500	598,080
Colonial School District, PA, 5.00%, 2/15/29	100	119,459
Colonial School District, PA, 5.00%, 2/15/31	100	118,050
Colonial School District, PA, 5.00%, 2/15/32	100	117,430
Colonial School District, PA, 5.00%, 2/15/33	200	233,782
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/29	1,000	1,183,900
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/30	2,000	2,353,660
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/31	1,000	1,172,440
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	630	733,679

Security	Principal Amount (000’s omitted)	Value
Cuyahoga Community College District, OH, 4.00%, 2/1/27	$1,000	$1,117,460
Cuyahoga Community College District, OH, 4.00%, 2/1/28	750	828,052
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/31	125	135,278
Deer Valley Unified School District No. 97, AZ, 5.00%, 7/1/23	250	294,955
Delaware County, OH, 4.00%, 12/1/27	150	169,058
Delaware County, OH, 4.00%, 12/1/28	255	283,022
Delaware County, OH, 4.00%, 12/1/29	175	192,616
Dowagiac Union School District, MI, 4.00%, 5/1/23	350	392,273
Dowagiac Union School District, MI, 4.00%, 5/1/24	250	283,418
Dowagiac Union School District, MI, 4.00%, 5/1/25	630	717,790
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	400,628
Dublin, OH, 4.00%, 12/1/31	500	553,650
DuPage and Cook Counties Community Consolidated School District No. 181, IL, 4.00%, 1/15/29	315	351,698
DuPage County Community Unit School District No. 200, IL, 4.00%, 11/1/22	1,500	1,662,330
Edgewood City School District, OH, 5.25%, 12/1/33	500	584,820
Edinburg, TX, 5.00%, 3/1/22	1,215	1,381,686
Edinburg, TX, 5.00%, 3/1/23	1,235	1,431,575
Edinburg, TX, 5.00%, 3/1/24	315	370,922
Edinburg, TX, 5.00%, 3/1/25	310	370,078
Elgin, IL, 3.00%, 12/15/22	1,410	1,487,423
Elgin, IL, 3.00%, 12/15/23	1,645	1,736,363
Elgin, IL, 3.00%, 12/15/24	1,770	1,868,801
Ennis Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	500	581,525
Florida Board of Education, 2.70%, 6/1/27	1,800	1,842,606
Florida, (Department of Transportation), 4.00%, 7/1/32	2,995	3,308,037
Florida, (Department of Transportation), 5.00%, 7/1/28	2,945	3,685,461
Florida, (Department of Transportation), 5.00%, 7/1/29	2,500	3,103,875
Flower Mound, TX, 4.00%, 3/1/24	700	797,132
Flower Mound, TX, 4.00%, 3/1/27	1,000	1,119,070
Flower Mound, TX, 4.00%, 3/1/32	390	421,836
Flower Mound, TX, 4.00%, 3/1/33	350	376,957
Flower Mound, TX, 5.00%, 3/1/25	715	868,718
Flower Mound, TX, 5.00%, 3/1/26	960	1,181,616
Flower Mound, TX, 5.00%, 3/1/27	510	622,042
Frenship Independent School District, TX, 5.00%, 2/15/32	2,000	2,328,200
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	500	551,410
Germantown, TN, 4.00%, 8/1/31	1,030	1,179,185
Germantown, TN, 4.00%, 8/1/33	290	328,489
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	1,500	1,174,410
Glen Rock Board of Education, NJ, 5.00%, 9/1/30	250	298,808
Glen Rock Board of Education, NJ, 5.00%, 9/1/31	445	527,814
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	605,585
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	1,012,149
Hawaii County, HI, 4.00%, 9/1/31	2,955	3,246,865
Homewood, AL, 5.00%, 9/1/28	2,000	2,416,820
Homewood, AL, 5.00%, 9/1/29	2,000	2,402,700
Huber Heights City School District, OH, 5.00%, 12/1/26	840	1,009,100
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/23	340	380,463
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/24	340	385,342
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/25	555	633,133
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	500	574,350
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/22	195	202,989

Security	Principal Amount (000’s omitted)	Value
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/23	$200	$207,964
Kane and DeKalb Counties Community Unit School District No. 302, IL, 3.00%, 2/1/27	475	490,642
Kane and DeKalb Counties Community Unit School District No. 302, IL, 5.00%, 2/1/26	390	463,059
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,149,970
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,857,722
Kauai County, HI, 4.00%, 8/1/33(2)	125	136,691
Kauai County, HI, 5.00%, 8/1/25(2)	100	122,348
Kauai County, HI, 5.00%, 8/1/26(2)	150	185,880
Kendall, Kane and Will Counties Community Unit School District No. 308, IL, 5.00%, 10/1/23	250	291,480
Kent, WA, 4.00%, 12/1/30	1,000	1,103,800
La Porte Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,025	1,177,961
Lakeland, FL, 5.00%, 10/1/25	635	762,737
Lakeland, FL, 5.00%, 10/1/28	1,500	1,777,950
Lakeland, FL, 5.00%, 10/1/30	1,000	1,173,380
Lakewood, OH, 4.00%, 12/1/30	400	440,604
Lansing School District, MI, 5.00%, 5/1/24	1,485	1,766,125
Laredo Community College District, TX, 4.00%, 8/1/22	240	264,377
Laredo Community College District, TX, 5.00%, 8/1/23	165	192,817
Laredo Community College District, TX, 5.00%, 8/1/24	140	165,897
Laredo Community College District, TX, 5.00%, 8/1/25	110	131,912
Laredo Community College District, TX, 5.00%, 8/1/26	320	388,096
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	2,220	1,948,694
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	950	575,348
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,816,048
Little Rock School District, AR, 3.00%, 2/1/23	400	415,196
Loudoun County, VA, 2.75%, 12/1/31	880	873,884
Lubbock, TX, 4.00%, 2/15/31	300	326,448
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	235,238
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	356,850
Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,183,290
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/22	1,000	1,157,070
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/23	1,000	1,178,630
Miamisburg City School District, OH, 4.00%, 12/1/31	300	325,641
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	610,025
Minneapolis Special School District No. 1, MN, 3.00%, 2/1/23	250	265,728
Minneapolis-St. Paul Metropolitan Council, 4.00%, 3/1/28	2,000	2,324,100
Minnesota, 5.00%, 10/1/31	2,000	2,460,280
Monroe, NC, Limited Obligation Bonds, 3.00%, 3/1/23	500	530,885
Montgomery County, PA, 4.00%, 7/1/27	1,110	1,261,082
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	138,051
New York, NY, 5.00%, 8/1/25	2,000	2,428,580
Newberry County, SC, 5.00%, 5/1/22	1,500	1,729,605
North Fond du Lac School District, WI, 4.00%, 4/1/25	1,240	1,403,680
North Royalton City School District, OH, 4.00%, 12/1/32	600	650,136
Oak Ridge, TN, 3.00%, 6/1/28(2)	1,515	1,562,632
Oakland Schools Intermediate School District, MI, 5.00%, 5/1/25	920	1,115,546
Olentangy Local School District, OH, 4.00%, 12/1/27	415	470,685
Olentangy Local School District, OH, 4.00%, 12/1/30	630	694,884
Oregon, 1.65%, 6/1/23	185	183,703
Oregon, 1.70%, 12/1/23	260	257,806

Security	Principal Amount (000’s omitted)	Value
Oregon, 1.85%, 6/1/24	$155	$153,797
Oregon, 1.90%, 12/1/24	365	361,704
Oregon, 2.05%, 6/1/25	300	298,344
Oregon, 2.30%, 12/1/26	195	193,781
Oregon, 2.55%, 6/1/28	425	420,737
Oregon, 2.60%, 12/1/28	175	173,427
Oregon, 3.10%, 12/1/33	2,500	2,481,800
Oregon, 5.00%, 6/1/27	310	387,630
Oregon, 5.00%, 12/1/27	325	405,002
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	804,210
Pasadena, TX, 4.00%, 2/15/28	500	554,585
Pasadena, TX, 4.00%, 2/15/29	250	275,005
Pasadena, TX, 4.00%, 2/15/30	500	545,480
Pasadena, TX, 4.00%, 2/15/31	750	813,037
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	829,916
Penn Hills, PA, 5.00%, 12/1/27	1,000	1,204,650
Pennsylvania, 4.00%, 6/15/31	235	251,779
Pennsylvania, 5.00%, 7/1/24	650	766,636
Peoria, IL, 5.00%, 1/1/27	500	588,545
Pittsburg Unified School District, CA, 5.00%, 8/1/28	1,095	1,361,534
Pittsburg Unified School District, CA, 5.00%, 8/1/29	1,150	1,410,693
Pittsburg Unified School District, CA, 5.00%, 8/1/30	1,160	1,413,936
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	420	511,942
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	370	447,426
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/32	670	805,722
Pleasant Prairie, WI, 2.00%, 9/1/23	1,000	1,002,930
Prosper Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	1,020	1,213,147
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/22	430	498,701
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/23	445	526,141
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	465	559,786
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	485	591,263
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	621,453
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	646,536
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	669,197
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	686,797
Rhode Island Health and Educational Building Corp., (Tiverton Public Schools), 5.00%, 5/15/26	1,000	1,213,350
Romeo Community Schools, MI, 5.00%, 5/1/22	575	660,583
Romeo Community Schools, MI, 5.00%, 5/1/25	1,000	1,202,500
Romeo Community Schools, MI, 5.00%, 5/1/26	1,270	1,542,034
Romeo Community Schools, MI, 5.00%, 5/1/29	1,000	1,195,390
Romeo Community Schools, MI, 5.00%, 5/1/30	700	831,453
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/22	500	571,075
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	585,785
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	827,797
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	250	274,783
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	400	445,796
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	300	331,650
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	200	219,762
South Carolina, 2.00%, 4/1/24	1,000	1,004,230
South Texas College District, 5.00%, 8/15/30	1,295	1,513,946

Security	Principal Amount (000’s omitted)	Value
Southfield Public Schools, MI, 5.00%, 5/1/25	$1,100	$1,322,750
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,223,440
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	500	604,250
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	735	910,503
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	2,083,452
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,216,360
Stamford, CT, 4.00%, 8/1/27	750	857,715
Stonington, CT, 3.00%, 11/1/33(2)	1,000	1,002,510
Sugar Land, TX, 5.00%, 2/15/26	555	679,642
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	627,780
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	544,567
Trussville, AL, 5.00%, 10/1/31	250	289,515
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	579,253
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	599,123
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	613,583
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	639,135
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	395	458,212
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	415	490,405
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	435	522,918
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	460	559,769
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	485	585,526
Upper Merion Area School District, PA, 5.00%, 1/15/32	340	401,846
Vestavia Hills, AL, 4.00%, 2/1/23	1,320	1,465,451
Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/25	600	737,892
Washington, 5.00%, 8/1/23	1,000	1,183,540
Waupun School District, WI, 4.00%, 4/1/24	105	117,648
Waupun School District, WI, 4.00%, 4/1/26	400	447,260
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	150	136,730
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	150	133,322
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	750	647,362
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/28	150	112,107
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/29	250	178,080
West Chester Township, OH, 4.00%, 12/1/27	400	454,300
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	810,135
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/31	750	805,050
Williamson County, TX, 5.00%, 2/15/28	300	354,657
York County, PA, 5.00%, 6/1/27	1,225	1,473,650

		$200,274,599

Hospital — 12.5%
Berks County Industrial Development Authority, PA, (Tower Health), 4.00%, 11/1/33	$500	$520,935
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/23	400	465,288
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/24	400	471,416
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/25	400	475,908
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/28	750	890,850
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	296,980
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	108,626
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	901,657
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/30	400	433,372
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/31	450	485,208
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	44,283

Security	Principal Amount (000’s omitted)	Value
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 4.00%, 7/1/33	$1,915	$2,027,219
Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/23	270	314,736
Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	260	310,575
Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/28	800	956,624
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	854,707
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/24	1,070	1,253,698
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/25	400	471,464
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/26	500	593,610
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	586,640
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/29	1,000	1,153,090
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	1,000	1,132,030
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,127,000
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/24	500	590,760
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/23	1,000	1,176,960
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/24	500	597,415
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	300	364,674
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/24	175	202,309
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,149,920
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/23	400	444,780
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/22	350	401,299
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/25	1,200	1,431,480
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/27	450	535,338
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/30	650	757,568
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	173,981
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	298,608
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	296,475
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	294,318
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,337,240
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,746,195
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,316,320
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,151,160
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	710,037
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	646,074
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	596,385
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	500	591,260
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	500	586,605
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/29	210	244,965
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/30	500	579,500
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/31	250	288,300
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/24	1,000	1,188,120

Security	Principal Amount (000’s omitted)	Value
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/27	$2,500	$2,983,875
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	601,685
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	552,285
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	564,911
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,158,000
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	576,645
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	583,960
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/23	1,000	1,178,840
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/24	2,000	2,389,520
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/26	500	610,295
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/29	1,000	1,201,750
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	906,344
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,182,520
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	550	655,550
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	827,169
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	820,659
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	601,817
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	806,092
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	119,707
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,174,430
Norman Regional Hospital Authority, OK, 5.00%, 9/1/29	1,000	1,159,990
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/27	115	135,768
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/28	500	585,525
Ohio, (Cleveland Clinic Health System Obligated Group), 5.00%, 1/1/33	1,750	2,098,722
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	535	628,379
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/28	1,000	1,164,200
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	1,000	1,157,030
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/30	1,000	1,149,180
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/31	1,000	1,142,280
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/24	630	742,915
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/27	600	722,562
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,190,470
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	283,933
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	153,114
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	253,969
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	346,074
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	604,240

Security	Principal Amount (000’s omitted)	Value
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/33	$800	$942,496
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	725,700
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/21	100	110,570
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/22	200	224,934
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/23	300	342,294
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	500	577,790
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/23	55	64,416
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	414,813
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	400,121
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	400	477,824
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	305	360,452
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	587,125
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	464,716
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	400	462,736
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/22	220	250,336
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/23	215	248,953
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/24	200	234,666
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/25	250	296,678
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	479,808
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	696,046

		$78,950,841

Housing — 1.2%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$195	$203,871
Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,035,840
New York City Housing Development Corp., NY, 1.95%, 11/1/23	1,170	1,169,438
New York Mortgage Agency, 1.75%, 4/1/24	250	247,705
New York Mortgage Agency, 1.95%, 10/1/25	650	638,703
Virginia Housing Development Authority, 1.70%, 5/1/22	845	845,076
Virginia Housing Development Authority, 1.85%, 5/1/23	820	826,101
Virginia Housing Development Authority, 1.95%, 11/1/23	295	296,864
Virginia Housing Development Authority, 2.25%, 5/1/25	170	172,343
Virginia Housing Development Authority, 2.40%, 5/1/26	420	434,696

Security	Principal Amount (000’s omitted)	Value
Virginia Housing Development Authority, 2.55%, 5/1/27	$830	$839,479
Washington Housing Finance Commission, 2.05%, 6/1/24	310	317,443
Washington Housing Finance Commission, 2.25%, 6/1/25	455	469,041
Washington Housing Finance Commission, 2.30%, 12/1/25	130	134,047
Washington Housing Finance Commission, 2.40%, 6/1/26	105	107,676

		$7,738,323

Insured – Education — 0.1%
Glendale Union High School District No. 205, AZ, (AGM), 3.00%, 7/1/23(2)	$175	$185,936
Glendale Union High School District No. 205, AZ, (AGM), 3.00%, 7/1/24(2)	115	122,492

		$308,428

Insured – Electric Utilities — 0.1%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$570,580

		$570,580

Insured – Escrowed/Prerefunded — 0.0%(1)
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	$5	$6,113

		$6,113

Insured – General Obligations — 3.3%
Albertville, AL, (BAM), 4.00%, 6/1/28	$1,230	$1,318,179
Albertville, AL, (BAM), Series A, 4.00%, 6/1/30	1,605	1,709,999
Albertville, AL, (BAM), Series C, 4.00%, 6/1/30	610	649,906
Bellwood, IL, (AGM), 5.00%, 12/1/22	500	568,230
Bellwood, IL, (AGM), 5.00%, 12/1/23	1,000	1,154,220
Crawford County Unified School District No. 250, KS, (BAM), 5.00%, 9/1/26	250	303,658
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.00%, 9/1/29(2)	650	653,185
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.00%, 9/1/30(2)	650	647,927
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.125%, 9/1/31(2)	750	750,210
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.25%, 9/1/32(2)	750	751,807
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.25%, 9/1/33(2)	750	745,380
Lakewood Township, NJ, (AGM), 4.00%, 11/1/24(2)	1,155	1,300,033
Lakewood Township, NJ, (AGM), 4.00%, 11/1/25(2)	1,175	1,331,862
Lakewood Township, NJ, (AGM), 4.00%, 11/1/26(2)	1,250	1,424,850
New Britain, CT, (AGM), 5.00%, 3/1/32	1,000	1,166,110
New Britain, CT, (BAM), 5.00%, 3/1/23	550	637,846
New Britain, CT, (BAM), 5.00%, 3/1/24	550	647,999
New Britain, CT, (BAM), 5.00%, 3/1/25	395	471,847
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23	250	290,225
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	513,884
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/21	190	213,894
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	366,154
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/23	400	463,412
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	380,179
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/25	1,720	1,941,536
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	773,863

		$21,176,395

Security	Principal Amount (000’s omitted)	Value
Insured – Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$500	$644,320

		$644,320

Insured – Lease Revenue/Certificates of Participation — 2.2%
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	$1,000	$1,157,640
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,789,230
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	1,250	1,507,887
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	500	589,735
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,449,519
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	297,685
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	118,027
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/22	870	881,371
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/23	1,640	1,660,697
Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	578,210
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	477,220
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	237,418
Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	298,141
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	485,842
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	365,756
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	430,544
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	726,835
Pasco County School Board, FL, (BAM), 5.00%, 8/1/28	410	488,294
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	601,698

		$14,141,749

Insured – Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$137,896
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	509,540

		$647,436

Insured – Transportation — 0.5%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/22	$840	$964,648
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	440	514,140
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	350	414,508
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	598,990
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	383,101
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	447,461

		$3,322,848

Insured – Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/22	$250	$287,713
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	150	178,175
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	295,012
Weatherford, TX, Utility System Revenue, (AGM), 5.00%, 9/1/22	100	114,939

		$875,839

Lease Revenue/Certificates of Participation — 7.8%
Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,107,580
Broward County School Board, FL, 5.00%, 7/1/22	1,500	1,731,210
Broward County School Board, FL, 5.00%, 7/1/23	500	589,020

Security	Principal Amount (000’s omitted)	Value
Broward County School Board, FL, 5.00%, 7/1/24	$1,250	$1,495,762
Broward County School Board, FL, 5.00%, 7/1/25	500	604,500
Broward County School Board, FL, 5.00%, 7/1/27	500	610,755
Broward County School Board, FL, 5.00%, 7/1/29	500	602,430
Broward County School Board, FL, 5.00%, 7/1/30	400	473,008
Broward County School Board, FL, 5.00%, 7/1/31	600	707,982
California Public Works Board, 4.00%, 12/1/31	1,000	1,085,470
California Public Works Board, 5.00%, 11/1/26	1,000	1,234,780
California Public Works Board, 5.00%, 11/1/27	1,000	1,226,510
California Public Works Board, 5.00%, 11/1/28	1,000	1,215,590
California Public Works Board, 5.00%, 11/1/29	1,000	1,206,580
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	607,315
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/27	500	601,555
Cleveland County Educational Facilities Authority, OK, (Noble Public Schools), 5.00%, 9/1/25	300	358,920
Colorado Department of Transportation, 5.00%, 6/15/30	350	415,671
Colorado Department of Transportation, 5.00%, 6/15/31	310	366,324
Costa Mesa Financing Authority, CA, 5.00%, 10/1/30	165	201,831
Costa Mesa Financing Authority, CA, 5.00%, 10/1/31	185	224,660
Costa Mesa Financing Authority, CA, 5.00%, 10/1/32	155	187,322
Costa Mesa Financing Authority, CA, 5.00%, 10/1/33	150	180,263
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	289,510
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	240,754
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/22	515	578,881
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	153,375
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	632,335
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	660,254
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	685,059
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	706,062
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	726,541
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/29	675	753,172
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/30	700	775,411
Kentucky Property and Buildings Commission, 5.00%, 4/1/27	1,710	2,034,968
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,738,461
Medina City School District, OH, 5.00%, 12/1/23	350	411,362
Medina City School District, OH, 5.00%, 12/1/24	400	476,232
Oklahoma Development Finance Authority, (State System of Higher Education), 4.00%, 6/1/29	855	939,611
Orange County School Board, FL, 5.00%, 8/1/26	2,000	2,445,100
Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,260,370
Pennington County, SD, Certificates of Participation, 5.00%, 6/1/26	1,235	1,479,024
Pennington County, SD, Certificates of Participation, 5.00%, 6/1/27	1,300	1,548,846
Pinellas County School Board, FL, 5.00%, 7/1/33	500	589,305
Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	885	1,052,946
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	587,300
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	1,026,426
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,140,237
San Francisco City and County, CA, (City Office Buildings), 4.00%, 9/1/29	1,075	1,182,790

Security	Principal Amount (000’s omitted)	Value
South Dakota Building Authority, 5.00%, 6/1/26	$500	$611,985
South Dakota Building Authority, 5.00%, 6/1/27	635	743,363
South Dakota Building Authority, 5.00%, 6/1/28	210	248,592
South Dakota Building Authority, Series 2015B, 5.00%, 6/1/30	200	234,782
South Dakota Building Authority, Series 2017A, 5.00%, 6/1/30	900	1,084,662
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	650	682,532
Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	585,455
Washington, Certificates of Participation, 5.00%, 7/1/32	2,875	3,412,539

		$49,753,280

Other Revenue — 3.0%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$300	$340,896
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,186,120
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,177,820
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/30	1,000	1,168,780
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	702,432
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/24	150	178,842
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/25	155	186,085
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	181,905
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	598,500
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	500	588,910
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/23	250	293,300
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/24	335	399,762
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/25	180	217,701
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/26	195	238,508
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/27	210	259,287
Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,517,764
Rhode Island Health and Educational Building Corp., (Barrington), 4.00%, 5/15/32	1,000	1,096,300
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,308,920
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/23	570	671,010
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/24	155	184,765
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/25	270	325,682
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/28	505	616,873
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/29	255	309,463
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/31	425	510,752
Spartanburg County School District No. 7, SC, Special Obligation Bonds, 5.00%, 12/1/24	500	598,930
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/31	2,500	2,980,475
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,186,820

		$19,026,602

Senior Living/Life Care — 3.7%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$50	$56,940
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	100	112,665
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	285,560
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	117,534

Security	Principal Amount (000’s omitted)	Value
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	$640	$623,776
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/25	1,175	1,359,028
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,190,333
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/29	1,455	1,647,380
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/30	645	725,831
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	500	561,135
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	283,975
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	285,830
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/24	630	687,254
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/26	500	542,640
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/24	675	750,323
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/25	500	555,940
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/21	325	360,913
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	254,723
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/23	225	258,332
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/24	480	557,798
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/24	200	234,718
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/27	250	293,260
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/28	250	292,610
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/31	250	284,103
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	1,004,340
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	600	683,766
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/24	440	506,260
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/26	385	448,205
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28	250	284,908
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	679,110
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	225,132
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	280,073
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/22	175	200,566
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/23	200	231,912
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/28	590	672,753
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/31	410	461,402

Security	Principal Amount (000’s omitted)	Value
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/30	$200	$228,056
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/31	675	765,200
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/22	375	415,916
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/23	865	972,692
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/25	750	853,792
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/23	200	232,788
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/27	250	295,205
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/29	440	511,056
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/30	475	548,559
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/31	470	540,072

		$23,364,364

Special Tax Revenue — 7.0%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$120,114
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/23	260	298,631
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/24	115	133,967
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/25	450	529,812
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/27	300	355,308
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/28	300	352,644
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/29	300	350,721
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/22	500	579,510
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	591,220
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/23	125	140,211
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/24	200	225,982
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/25	225	255,665
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/26	250	285,155
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/27	465	531,170
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/28	400	451,264
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/29	250	279,715
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 4.00%, 10/1/24	420	474,562
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 4.00%, 10/1/25	435	494,286
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 4.00%, 10/1/27	885	1,010,936
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 4.00%, 10/1/29	500	559,430
Cleveland, OH, Income Tax Revenue, (Public Facilities Improvements), 4.00%, 10/1/24	200	225,982
Cleveland, OH, Income Tax Revenue, (Public Facilities Improvements), 4.00%, 10/1/25	200	227,258
Cleveland, OH, Income Tax Revenue, (Public Facilities Improvements), 4.00%, 10/1/26	150	171,093
Cleveland, OH, Income Tax Revenue, (Public Facilities Improvements), 4.00%, 10/1/27	240	274,152
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 9/1/32	2,040	2,349,244
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/22	500	577,345
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	500	587,660

Security	Principal Amount (000’s omitted)	Value
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/26	$450	$549,396
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/27	650	787,196
Hamilton County, OH, Sales Tax Revenue, 5.00%, 12/1/22	600	700,110
Lafayette, LA, Sales Tax Revenue, 5.00%, 3/1/31	1,400	1,650,054
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/31	1,000	1,215,220
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	604,570
Miami Beach, FL, Resort Tax Revenue, 5.00%, 9/1/23	500	588,475
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	250	302,585
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,255,799
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,075,788
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,127,603
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,057,854
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	735	864,485
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/30	1,500	1,818,105
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/33	2,500	2,993,875
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,139,408
San Francisco County Transportation Authority, CA, Sales Tax Revenue, 3.00%, 2/1/30(2)	2,870	2,909,376
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 5.00%, 7/1/32	2,500	3,043,125
St. Lucie County, FL, Special Tax Revenue, 5.00%, 10/1/29	1,445	1,744,924
St. Lucie County, FL, Special Tax Revenue, 5.00%, 10/1/30	1,000	1,202,720
St. Lucie County, FL, Special Tax Revenue, 5.00%, 10/1/32	1,000	1,191,190
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	118,978
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	163,220
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 4.00%, 9/1/31	1,000	1,119,010
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,200,470
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/28	250	290,905

		$44,147,478

Transportation — 9.7%
Alameda Corridor Transportation Authority, CA, 4.00%, 10/1/23	$250	$279,380
Alameda Corridor Transportation Authority, CA, 5.00%, 10/1/24	250	296,602
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.10% to 4/1/22 (Put Date), 4/1/45	2,000	2,040,840
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,892,196
Brazoria County Toll Road Authority, TX, 5.00%, 3/1/29	1,580	1,914,186
Brazoria County Toll Road Authority, TX, 5.00%, 3/1/33	1,985	2,350,280
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/22	150	170,916
Chicago, IL, (O’Hare International Airport), Series 2015B, 5.00%, 1/1/24	200	236,664
Chicago, IL, (O’Hare International Airport), Series 2016B, 5.00%, 1/1/24	500	591,660
Chicago, IL, (O’Hare International Airport), Series 2015B, 5.00%, 1/1/25	100	119,780
Chicago, IL, (O’Hare International Airport), Series 2016B, 5.00%, 1/1/25	1,000	1,197,800
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	1,000	1,207,330
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	176,496
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	175,524
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	500	581,865
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,160,170
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	500	575,840
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	2,905	3,579,657
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	3,060	3,739,657

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	$1,000	$1,215,720
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,211,180
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	3,090,440
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,496,159
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/23	1,000	1,180,370
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/24	650	779,278
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/25	625	758,894
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,650	1,951,026
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,200	2,587,860
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/22	100	114,078
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/23	150	173,876
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/24	195	229,999
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	582,145
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,158,490
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	864,540
Georgia State Road and Tollway Authority, 5.00%, 6/1/26	250	305,552
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	787,514
Illinois Toll Highway Authority, 5.00%, 1/1/29	175	207,121
Illinois Toll Highway Authority, 5.00%, 12/1/32	350	406,665
Kentucky Asset/Liability Commission, 2014 Federal Highway Trust Fund, 5.00%, 9/1/24	1,200	1,432,128
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	298,360
Kentucky Turnpike Authority, 5.00%, 7/1/33	500	568,730
Metropolitan Transportation Authority, NY, 5.00%, 11/15/22	500	582,200
Metropolitan Transportation Authority, NY, 5.00%, 11/15/23	500	592,695
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	500	601,995
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	500	608,355
Metropolitan Transportation Authority, NY, 5.00%, 11/15/26	1,000	1,231,990
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	750	846,150
Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	149,846
New Brunswick Parking Authority, NJ, 5.00%, 9/1/22	500	573,945
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	183,149
New Orleans Aviation Board, LA, 5.00%, 1/1/31	190	226,792
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	876,022
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	550	648,010
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	469,808
Port of Seattle, WA, 5.00%, 3/1/24	250	297,657
Port of Seattle, WA, 5.00%, 3/1/25	150	179,228
Port of Seattle, WA, 5.00%, 3/1/27	250	294,682
Port of Seattle, WA, 5.00%, 3/1/29	250	291,745
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/27	300	371,286
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,680,853
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/32	600	716,670
Texas Transportation Commission, 5.00%, 4/1/33	50	58,494
Tri-County Metropolitan Transportation District, OR, 5.00%, 10/1/24	500	598,540
Tri-County Metropolitan Transportation District, OR, 5.00%, 10/1/26	500	611,845
Wisconsin, Transportation Revenue, 5.00%, 7/1/31	3,450	4,071,414
Wisconsin, Transportation Revenue, 5.00%, 7/1/32	700	822,752

		$61,273,091

Water and Sewer — 4.2%
Boston Water and Sewer Commission, MA, 5.00%, 11/1/31	$450	$534,046
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	300	361,047
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	136,344

Security	Principal Amount (000’s omitted)	Value
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	$100	$117,946
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/23	1,000	1,187,160
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/24	1,130	1,366,735
Chino Basin Desalter Authority, CA, 4.00%, 6/1/32	1,235	1,342,408
East Bay Municipal Utility District, CA, Wastewater System Revenue, 4.00%, 6/1/31	170	189,761
Jacksonville, NC, Enterprise Systems Revenue, 5.00%, 5/1/27	700	859,754
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/28	250	314,975
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/31	160	205,266
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28	500	608,840
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/24	655	736,475
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/26	205	230,240
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/27	250	277,860
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/28	670	735,392
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/31	780	867,898
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	875	962,106
Marysville, OH, Water System Revenue, 4.00%, 12/1/25	250	285,330
Marysville, OH, Water System Revenue, 4.00%, 12/1/27	180	202,727
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	743,058
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	602,000
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/30	600	716,178
Oklahoma City Water Utilities Trust, OK, 5.00%, 7/1/22	995	1,154,210
Oklahoma City Water Utilities Trust, OK, 5.00%, 7/1/23	855	1,011,790
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/23	300	351,273
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	660,300
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	733,784
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,206,750
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	618,129
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/23	1,600	1,903,792
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/23	300	348,093
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/26	1,000	1,212,320
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/30	365	404,957
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/31	450	495,616
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	597,170
West Goshen Sewer Authority, PA, 4.00%, 5/1/29	325	353,502
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/29	135	147,386
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/30	105	113,882
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/25	210	251,007
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	604,101
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	651,849

		$26,403,457

Total Tax-Exempt Investments — 93.5% (identified cost $583,726,741)		$592,525,097

Other Assets, Less Liabilities — 6.5%		$41,471,414

Net Assets — 100.0%		$633,996,511

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2017, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2017, 7.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.4% of total investments.

(1)	Amount is less than 0.05%.

(2)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The Portfolio did not have any open derivative instruments at October 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$592,525,097	$—	$592,525,097
Total Investments	$—	$592,525,097	$—	$592,525,097

The Portfolio held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

October 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.5%

Security	Principal Amount (000’s omitted)	Value
Education — 5.6%
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/35	$100	$107,073
District of Columbia, (Georgetown University), 5.00%, 4/1/36	250	293,425
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/31	100	116,879

		$517,377

Electric Utilities — 0.6%
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/35	$50	$52,596

		$52,596

General Obligations — 41.1%
Ada and Canyon Counties Joint School District No. 3, ID, 5.00%, 9/15/32	$100	$120,301
Austin Community College District, TX, 4.00%, 8/1/29	100	111,467
California, 4.00%, 9/1/32	225	246,541
Cascade School District No. 228, Chelan County, WA, 4.00%, 12/1/26	100	113,400
Colonial School District, PA, 5.00%, 2/15/34	100	116,355
Colonial School District, PA, 5.00%, 2/15/35	75	87,095
Colonial School District, PA, 5.00%, 2/15/36	100	115,821
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/29	125	147,988
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/30	165	194,177
Dublin, OH, 4.00%, 12/1/31	385	426,310
DuPage and Cook Counties Community Consolidated School District No. 181, IL, 4.00%, 1/15/29	50	55,825
Flower Mound, TX, 4.00%, 3/1/34	100	107,167
Flower Mound, TX, 4.00%, 3/1/35	100	106,787
Hennepin County, MN, 5.00%, 12/1/32	100	120,917
Kauai County, HI, 5.00%, 8/1/37(1)	150	178,636
Lakeland, FL, 5.00%, 10/1/29	100	117,932
Lakeland, FL, 5.00%, 10/1/31	100	116,747
Lewis and Thurston Counties Centralia School District No. 401, WA, 5.00%, 12/1/37	145	169,911
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/33	125	136,460
Monterey Peninsula Community College District, CA, 4.00%, 8/1/33	100	107,557
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	400	202,840
Texas, (Texas Transportation Commission), 5.00%, 10/1/33	100	121,830
Williamson County, TX, 4.00%, 2/15/29	150	166,694
Williamson County, TX, 4.00%, 2/15/30	100	110,423
Williamson County, TX, 4.50%, 2/15/32	125	142,490
Williamson County, TX, 5.00%, 2/15/28	125	149,929

		$3,791,600

Hospital — 5.1%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	$50	$59,667

1

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	$50	$57,389
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/25	100	120,878
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	100	115,323
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/33	100	114,876

		$468,133

Insured-General Obligations — 11.2%
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 4.00%, 7/1/29	$100	$109,450
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.00%, 9/1/29(1)	100	100,490
Fort Bend County Municipal Utility District No. 128, TX, (BAM), 3.00%, 9/1/30(1)	100	99,681
Grandville, MI, Public Schools, (AGM), 5.00%, 5/1/27	150	175,158
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	100	53,462
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/35	200	96,220
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/31	150	159,450
Zeeland Public Schools, MI, (AGM), 5.00%, 5/1/26	100	119,331
Zeeland Public Schools, MI, (AGM), 5.00%, 5/1/28	100	118,043

		$1,031,285

Insured-Special Tax Revenue — 2.0%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$150	$183,884

		$183,884

Lease Revenue/Certificates of Participation — 4.4%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	$150	$161,442
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	150	181,134
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	50	60,012

		$402,588

Other Revenue — 3.2%
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/34	$50	$58,846
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/35	200	234,932

		$293,778

Senior Living/Life Care — 11.6%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/30	$250	$283,290
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	100	116,676
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	100	115,287
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28	150	170,944
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	100	112,029
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities), 5.00%, 8/1/35	150	165,467
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	100	108,105

		$1,071,798

Special Tax Revenue — 7.0%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/34	$225	$260,264
Baltimore, MD, Special Tax Obligation, 5.00%, 6/15/29	50	56,153

2

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/33	$100	$119,755
San Francisco County Transportation Authority, CA, Sales Tax Revenue, 3.00%, 2/1/30(1)	50	50,686
San Francisco County Transportation Authority, CA, Sales Tax Revenue, 3.00%, 2/1/31(1)	155	155,870

		$642,728

Transportation — 5.3%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/37	$250	$289,575
New Orleans Aviation Board, LA, 5.00%, 1/1/36	125	145,986
New Orleans Aviation Board, LA, 5.00%, 1/1/37	50	58,264

		$493,825

Water and Sewer — 1.4%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	$50	$58,973
Tucson, AZ, Water System Revenue, 5.00%, 7/1/32	60	70,630

		$129,603

Total Tax-Exempt Investments — 98.5% (identified cost $8,784,139)		$9,079,195

Short-Term Investments — 7.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.35%(2)	685,235	$685,304

Total Short-Term Investments (identified cost $685,352)		$685,304

Total Investments — 105.9% (identified cost $9,469,491)		$9,764,499

Other Assets, Less Liabilities — (5.9)%		$(543,849)

Net Assets — 100.0%		$9,220,650

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	16.5%
Texas	15.0%
Others, representing less than 10% individually	67.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2017, 12.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.2% to 9.3% of total investments.

3

(1)	When-issued security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2017 was $5,909.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

The Fund did not have any open derivative instruments at October 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$9,079,195	$—	$9,079,195
Short-Term Investments	—	685,304	—	685,304
Total Investments	$—	$9,764,499	$—	$9,764,499

The Fund held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2017